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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7428

ING Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  October 31

Date of reporting period:                         July 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Diversified International Fund
ING Emerging Countries Fund
ING Emerging Markets Fixed Income Fund
ING Foreign Fund
ING Global Bond Fund
ING Global Equity Dividend Fund
ING Global Real Estate Fund
ING Global Value Choice Fund
ING Greater China Fund
ING Index Plus International Equity Fund
ING International Capital Appreciation Fund
ING International Fund
ING International Real Estate Fund
ING International SmallCap Fund
ING International Value Choice Fund
ING Precious Metals Fund
ING Russia Fund

The schedules are not audited.

		PORTFOLIO OF INVESTMENTS
ING Diversified International Fund		as of July 31, 2006 (Unaudited)
Shares			Value

INVESTMENT COMPANIES: 99.9%
289,042	ING Emerging Countries Fund - Class I		$7,847,479
2,641,071	ING Foreign Fund - Class I		46,720,541
5,566,063	ING Index Plus International Equity Fund - Class I		60,725,742
4,010,514	ING International Capital Appreciation Fund - Class I		42,511,449
365,188	ING International SmallCap Fund - Class I		15,903,959
2,334,010	ING International Value Choice Fund - Class I		27,774,723

	Total Investments in Securities
	(Cost $198,720,437)	99.9%	$201,483,893
	Other Assets and Liabilities-Net	0.1	135,568
	Net Assets	100.0%	$201,619,461

	* Cost for federal income tax purposes is $199,736,021.
	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation		$1,892,624
	Gross Unrealized Depreciation		(144,752)
	Net Unrealized Appreciation		$1,747,872

			PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund			as of July 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 96.0%

		Argentina: 3.5%
707,964	@, L	Grupo Financiero Galicia SA ADR	$4,106,191
178,070	@	Telecom Argentina SA ADR	2,254,366
			6,360,557

		Brazil: 13.3%
105,898,352		AES Tiete SA	2,643,200
127,000		Brasil Telecom Participacoes SA ADR	3,964,940
179,200		Centrais Eletricas Brasileiras SA ADR	1,917,440
44,145,500	@	Cia de Saneamento Basico do Estado de Sao Paulo	4,391,620
3,004,200		Contax Participacoes SA	2,430,426
64,500	L	Contax Participacoes SA ADR	52,206
34,155		Souza Cruz SA	553,419
149,190	L	Tele Norte Leste Participacoes SA ADR	1,979,751
99,900	L	Tim Participacoes SA ADR	2,477,520
1,416,788	@, L	Vivo Participacoes SA ADR	3,570,306
			23,980,828

		Chile: 2.6%
188,720		AFP Provida SA ADR	4,614,204
			4,614,204

		China: 3.9%
3,472,000		People’s Food Holdings Ltd.	2,213,622
3,922,000		Weiqiao Textile Co.	4,829,785
			7,043,407

		Czech Republic: 1.1%
91,548		Cesky Telecom AS	2,009,927
			2,009,927

		Estonia: 1.2%
77,771		Eesti Telekom GDR	2,233,062
			2,233,062

		Greece: 1.4%
225,400	@	Hellenic Telecommunications Organization SA ADR	2,549,274
			2,549,274

		Hong Kong: 7.0%
28,414,000	@, L	Brilliance China Automotive Holdings Ltd.	4,411,319
12,162,000		First Pacific Co.	5,146,198
4,882,000		SCMP Group Ltd.	1,728,403
1,395,000		SmarTone Telecommunications Holding Ltd.	1,321,330
			12,607,250

		Hungary: 2.5%
1,088,359	@	Matav Magyar Tavkozlesi Rt	4,577,666
			4,577,666

		Indonesia: 2.4%
1,823,000		Gudang Garam Tbk PT	1,874,039
21,484,500		Indofood Sukses Makmur Tbk PT	2,497,300
			4,371,339

			PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Israel: 5.6%
1,876,290		Bezeq Israeli Telecommunication Corp., Ltd.	$2,240,075
852,069		Partner Communications	7,930,036
			10,170,111

		Luxembourg: 1.5%
53,320		Quilmes Industrial SA ADR	2,760,910
			2,760,910

		Malaysia: 1.4%
1,903,014		Proton Holdings Bhd	2,601,523
			2,601,523

		Mexico: 1.4%
109,800	L	Telefonos de Mexico SA de CV ADR	2,573,712
			2,573,712

		Panama: 3.5%
380,070	L	Banco Latino Americano	6,233,148
			6,233,148

		Philippines: 1.0%
3,652,100	@	Manila Electric Co.	1,755,538
			1,755,538

		Singapore: 4.9%
449,000		DBS Group Holdings Ltd.	5,142,241
1,355,000		MobileOne Ltd.	1,770,717
463,200		Oversea-Chinese Banking Corp.	1,861,542
			8,774,500

		South Korea: 17.1%
89,960		Korea Electric Power Corp.	3,377,277
17,200		KT Corp.	706,827
82,050	L	KT Freetel Co., Ltd.	2,443,201
142,470		Kumho Industrial Co., Ltd	2,199,250
67,260	L	Kumho Tire Co., Inc.	795,719
138,590		LG Chem Ltd.	4,967,032
37,350		LG Electronics, Inc.	2,190,140
3,267		Lotte Chilsung Beverage Co., Ltd.	4,229,377
7,316		Posco	1,806,215
5,125		Samsung Electronics Co., Ltd.	3,260,817
212,110		SK Telecom Co., Ltd. ADR	4,965,495
			30,941,350

		Taiwan: 16.0%
3,100,000		China Motor Corp.	2,674,520
191,000		Chunghwa Telecom Co., Ltd.	351,968
215,020	L	Chunghwa Telecom Co., Ltd. ADR	3,992,921
3,198,000		Far EasTone Telecommunications Co., Ltd.	3,545,641
2,822,000	@	Taishin Financial Holdings Co., Ltd.	1,551,236
2,462,000		United Microelectronics Corp.	1,355,241
802,268	L	United Microelectronics Corp. ADR	2,446,917
10,322,000	@	Walsin Lihwa Corp.	4,109,752
5,965,000		Wan Hai Lines Ltd.	3,696,445
7,243,000	@	Winbond Electronics Corp.	2,028,591
1,899,718	@, L	Yageo Corp. GDR	3,219,642
			28,972,874

		PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund		as of July 31, 2006 (Unaudited)(continued)
Shares				Value

		Thailand: 2.6%
2,466,600		Glow Energy PLC		$1,954,653
1,506,200		Siam Makro PLC		2,766,772
				4,721,425

		Venezuela: 2.1%
191,910		Cia Anonima Nacional Telefonos de Venezuela ADR		3,819,010
				3,819,010

		Total Common Stock
		(Cost $168,753,118)		173,671,615

PREFERRED STOCK: 1.7%

		Brazil: 1.7%
975,469,880		Embratel Participacoes SA		3,022,141

		Total Preferred Stock
		(Cost $1,717,781)		3,022,141

		Total Long-Term Investments:
		(Cost $170,470,899)		176,693,756

Principal Amount				Value

SHORT-TERM INVESTMENTS: 10.9%

		U.S. Government Agency Obligation: 1.3%
$2,266,000		Federal Home Loan Bank, 4.750%, due 08/01/06		$2,265,701

		Total U.S. Government Agency Obligation
		(Cost $2,265,701)		2,265,701

		Securities Lending CollateralCC: 9.6%
17,425,396		The Bank of New York Institutional Cash Reserves Fund		17,425,396

		Total Securities Lending Collateral
		(Cost $17,425,396)		17,425,396

		Total Short-Term Investments:
		(Cost $19,691,097)		19,691,097

		Total Investments in Securities
		(Cost $190,161,996)*	108.6%	$196,384,853
		Other Assets and Liabilities - Net	(8.6)	(15,554,207)
		Net Assets	100.0%	$180,830,646

		Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2006.
	*	Cost for federal income tax purposes is $190,287,000.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$22,146,853
		Gross Unrealized Depreciation	(16,049,000)
		Net Unrealized Appreciation	$6,097,853

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2006 (Unaudited)(continued)

Industry	Percentage of Net Assets
Agriculture	1.3%
Auto Manufacturers	5.8
Banks	8.2
Beverages	2.3
Brewery	1.5
Building & Construction	1.2
Cellular Telecommunications	15.6
Chemicals	2.7
Commercial Services	1.4
Diversified Financial Services	2.3
Diversified Operations	2.8
Electric Products-Miscellaneous	7.6
Electronic Components	3.6
Federal Home Loan Bank	1.3
Food	2.6
Investment Companies	2.6
Iron/Steel	1.0
Media	1.0
Retail	1.5
Semiconductors	3.2
Telecommunication Services	3.5
Telephone-Integrated	16.6
Textiles	2.7
Transportation	2.0
Water	2.4
Wire & Cable Products	2.3
Securities Lending	9.6
Other Assets and Liabilities - Net	(8.6)
Total Net Assets	100.0%

			PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund			as of July 31, 2006 (Unaudited)
Principal Amount			Value

CORPORATE BONDS/NOTES: 21.4%

		Argentina: 0.3%
$18,763	+	Cia de Transporte de Energia Electrica de Alta Tension SA, 3.000%, (step rate 4,000%), due 12/15/16	$14,523
15,800	+	Cia de Transporte de Energia Electrica de Alta Tension SA, 9.000%, (step rate 10,000%), due 12/15/15	15,721
			30,244

		Indonesia: 0.9%
100,000	#, C	Excelcomindo Finance Co. BV, 7.125%, due 01/18/13	97,000
			97,000

		Mexico: 5.5%
200,000		Mexico Government International Bond, 11.500%, due 05/15/26	306,500
250,000		Pemex Project Funding Master Trust, 8.625%, due 02/01/22	292,189
			598,689

		Philippines: 5.7%
450,000		National Power Corp., 9.625%, due 05/15/28	491,652
100,000		Philippine Government International Bond, 10.625%, due 03/16/25	128,625
			620,277

		Russia: 4.3%
400,000		Morgan Stanley Bank AG for OAO Gazprom, 9.625%, due 03/01/13	470,000
			470,000

		Turkey: 1.6%
170,000		Turkey Government Bond, 7.250%, due 03/15/15	169,788
			169,788

		United States: 3.1%
252,290	#	Citigroup Funding, Inc., 6.000%, due 08/17/10	248,491
100,000		Islamic Republic of Pakistan, 7.125%, due 03/31/16	93,239
			341,730

		Total Corporate Bonds/Notes
		(Cost $2,373,986)	2,327,728

OTHER BONDS: 73.4%

		Argentina: 6.4%
175,000	X	Argentina Government International Bond, 5.590%, due 08/03/12	135,232
55,625		Argentina Government International Bond, 8.280%, due 12/31/33	52,287
60,000		Argentina Government International Bond, 8.400%, due 12/15/35	5,610
1,200,000	+	Province of Buenos Aires Argentina, 2.000%, due 05/15/35	498,600
			691,729

		Brazil: 11.2%
150,000		Brazil Government Bond, 8.250%, due 01/20/34	167,025
100,000		Brazil Government Bond, 8.750%, due 02/04/25	115,500
100,000		Brazil Government Bond, 8.875%, due 10/14/19	116,250
250,000		Brazil Government Bond, 11.000%, due 01/11/12	303,125
400,000	C	Brazil Government Bond, 11.000%, due 08/17/40	513,700
			1,215,600

		Colombia: 5.3%
150,000		Colombia Government Bond, 10.000%, due 01/23/12	173,400
90,000		Colombia Government Bond, 11.750%, due 02/25/20	123,750
100,000		Colombia Government Bond, 8.125%, due 05/21/24	108,500
170,000		Republic of Colombia, 7.375%, due 01/27/17	173,825
			579,475

			PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund			as of July 31, 2006 (Unaudited)(continued)
Principal Amount			Value

		Dominican Republic: 2.1%
$100,000	#	Dominican Republic International Bond, 8.625%, due 04/20/27	$103,250
120,227		Dominican Republic International Bond, 9.040%, due 01/23/18	130,447
			233,697

		Ecuador: 2.3%
250,000	+, C	Ecuador Government Bond, 10.000%, due 08/15/30	253,750
			253,750

		El Salvador: 1.9%
200,000	#	El Salvador Government International Bond, 7.650%, due 06/15/35	203,000
			203,000

		Indonesia: 4.0%
200,000		Indonesia Government International Bond, 7.250%, due 04/20/15	205,336
200,000		Indonesia Government International Bond, 8.500%, due 10/12/35	226,581
			431,917

		Iraq: 1.5%
250,000	C	Republic of Iraq, 5.800%, due 01/15/28	168,438
			168,438

		Ivory Coast: 1.0%
400,000		Ivory Coast Government International Bond, 2.000%, due 03/30/18	106,000
			106,000

		Mexico: 0.8%
75,000		Mexico Government Bond, 8.300%, due 08/15/31	90,375
			90,375

		Nigeria: 1.1%
500,000		Central Bank of Nigeria, 5.092%, due 01/05/10	123,750
			123,750

		Panama: 0.9%
95,000		Panama Government International Bond, 7.125%, due 01/29/26	95,570
			95,570

		Peru: 3.3%
120,000		Peru Government Bond, 7.350%, due 07/21/25	123,000
200,000		Peru Government Bond, 9.875%, due 02/06/15	240,500
			363,500

		Philippines: 0.9%
90,000		Philippine Government International Bond, 9.375%, due 01/18/17	103,163
			103,163

		Russia: 7.4%
340,000	+	Russia Government Bond, 5.000% (step rate 7.5000%), due 03/31/30	370,813
250,000		Russia Government International Bond, 12.750%, due 06/24/28	434,522
			805,335

		Turkey: 5.5%
370,000		Turkey Government Bond, 8.000%, due 02/14/34	380,175
200,000		Turkey Government International Bond, 9.000%, due 06/30/11	217,000
			597,175

		Ukraine: 4.5%
150,000		Credit Suisse First Boston International for City of Kiev Ukraine, 8.000%, due 11/06/15	145,980
330,000		Ukraine Government Bond, 7.650%, due 06/11/13	341,613
			487,593

		Uruguay: 4.8%
100,000		Oriental Republic of Uruguay, 7.625%, due 03/21/36	95,500
380,000		Uruguay Government International Bond, 9.250%, due 05/17/17	427,500
			523,000

		PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund		as of July 31, 2006 (Unaudited)(continued)
Principal Amount				Value

		Venezuela: 8.5%
300,000		Republic of Venezuela, 8.500%, due 10/08/14		$329,250
480,000		Venezuela Government Bond, 9.250%, due 09/15/27		594,000
				923,250

		Total Other Bonds
		(Cost $8,143,895)		7,996,317

		Total Investments in Securities
		(Cost $10,517,881)*	94.8%	$10,324,045
		Other Assets and Liabilities - Net	5.2	569,093
		Net Assets	100.0%	$10,893,138

		Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Fund’s Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $10,520,105.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$139,646
		Gross Unrealized Depreciation	(335,706)
		Net Unrealized Depreciation	$(196,060)

Information concerning open futures contracts at July 31, 2006 is shown below:

Short Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

U.S. Long Bond Future	8	$(866,250)	09/20/2006	$(9,063)
		$(866,250)		$(9,063)

Percentage of
Industry	Net Assets
Diversified Financial Services	2.3%
Electric	4.8
Foreign Government Bonds	74.5
Municipal	1.3
Oil & Gas	7.0
Regional (state/province)	4.0
Telecommunications	0.9
Other Assets and Liabilities - Net	5.2
Total Net Assets	100.0%

			PORTFOLIO OF INVESTMENTS
ING Foreign Fund			as of July 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK:90.6%

		Australia: 1.7%
49,049		BHP Billiton Ltd.	$1,036,545
44,490		Brambles Industries Ltd.	370,445
14,544		CSL Ltd.	589,001
856,868		Macquarie Airports	2,020,009
201,367		Newcrest Mining Ltd.	2,959,975
7,109		Rio Tinto Ltd.	405,235
			7,381,210

		Austria: 3.1%
41,072		Erste Bank der Oesterreichischen Sparkassen AG	2,371,048
4,643		Flughafen Wien AG	354,694
270,592	@	IMMOFINANZ Immobilien Anlagen AG	3,108,599
41,664		OMV AG	2,562,902
20,473	L	Raiffeisen International Bank Holding AG	1,763,413
64,306		Telekom Austria AG	1,453,121
11,345		Wiener Staedtische Allgemeine Versicherung AG	661,029
22,171		Wienerberger AG	1,052,183
			13,326,989

		Belgium: 1.9%
7,834		Almancora Comm Va	1,032,631
68,874		Fortis	2,449,867
43,024		KBC Bancassurance Holding	4,691,334
			8,173,832

		Bulgaria: 0.0%
60,720	@, I	Bulgarian Compensation Notes	25,380
25,950	@, I	Bulgarian Housing Compensation Notes	10,511
117,641	@, I	Bulgarian Registered Comp Vouchers	48,404
			84,295

		Canada: 0.3%
23,601		Barrick Gold Corp.	724,484
55,092	@	Bema Gold Corp.	313,991
2,487	@, #	Centerra Gold, Inc.	21,426
44,793	@	Eldorado Gold Corp.	211,359
3,787	@	Ivanhoe Mines Ltd.	22,420
			1,293,680

		China: 0.3%
296,000		Beijing Capital International Airport Co., Ltd.	184,589
269,270		China Life Insurance Co., Ltd.	454,616
45,630		Shenzhen Chiwan Wharf Holdings Ltd.	68,942
244,498		Weiqiao Textile Co.	301,089
84,393		Wumart Stores, Inc.	257,524
			1,266,760

		Cyprus: 0.5%
244,358		Bank of Cyprus Ltd.	2,271,511
			2,271,511

		Czech Republic: 1.4%
41,482		Komercni Banka A/S	6,092,653
			6,092,653

		Denmark: 0.2%
1,975	@	ALK-Abello A/S	241,380
2,025		Bryggerigruppen A/S	219,409
2,501		Novo-Nordisk A/S	153,911
7,429	@	Vestas Wind Systems A/S	200,217
			814,917

		Egypt: 0.0%
3,892	L	Orascom Telecom Holding SAE GDR	184,986
			184,986

			PORTFOLIO OF INVESTMENTS
ING Foreign Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Finland: 1.8%
106,540		Fortum OYJ	$2,891,440
142,844	S	Nokia OYJ	2,835,844
29,510		Sampo OYJ	557,173
16,617		Sanoma-WSOY OYJ	397,795
5,350		Stockmann OYJ Abp	200,248
4,192		Wartsila OYJ	162,991
27,102		YIT OYG	596,359
			7,641,850

		France: 11.5%
2,906		Accor	171,471
15,499		Air Liquide	3,131,554
13,856	@	Alstom RGPT	1,204,473
5,343	@, #	Atos Origin	247,962
25,912		BNP Paribas	2,524,066
36,284		Bouygues	1,812,065
15,299		Carrefour SA	953,957
13,220		Cie de Saint-Gobain	944,678
39,584		Electricite de France	2,042,418
3,619		Eurazeo	412,287
19,180		France Telecom SA	410,090
5,985		Gaz de France	212,965
6,116		Generale de Sante	208,463
2,466		Hermes International	204,525
17,075	L	JC Decaux SA	440,370
42,272		Lafarge SA	5,105,828
5,490		Lagardere SCA	385,060
39,119		LVMH Moet Hennessy Louis Vuitton SA	3,932,007
12,216		Pernod-Ricard	2,544,350
17,176		Pinault-Printemps-Redoute	2,296,549
9,774		Publicis Groupe	366,879
5,694		Renault SA	622,552
59,346		Sanofi-Synthelabo SA	5,636,404
14,238		Schneider Electric SA	1,464,503
6,907		Societe Generale	1,031,450
38,846		Societe Television Francaise 1	1,240,214
25,546		Suez SA	1,059,282
101,943	S	Total SA	6,942,822
6,533		Vinci SA	664,222
27,781		Vivendi Universal SA	943,366
			49,156,832

		Germany: 8.2%
8,604		Adidas-Salomon AG	401,288
100,603		Commerzbank AG	3,536,519
2,748		Continental AG	281,719
26,636		DaimlerChrysler AG	1,376,572
18,506		Deutsche Bank AG	2,137,876
14,066		Deutsche Boerse AG	1,991,390
124,389		Deutsche Post AG	3,079,420
7,348		Deutsche Postbank AG	536,720
19,869		EON AG	2,397,057
84,387		Fraport AG Frankfurt Airport Services Worldwide	6,114,516
14,115		Fresenius AG	2,229,455
15,187		Fresenius Medical Care AG	1,825,466
8,268		Henkel KGaA	883,204
797		Henkel KGaA - Vorzug	94,613
20,093		Hypo Real Estate Holding	1,118,402
73,502		IVG Immobilien AG	2,342,162
13,343	@	KarstadtQuelle AG	315,389
5,232		MAN AG	378,706
4,104		Merck KGaA	374,590
296		Puma AG Rudolf Dassler Sport	107,642
3,617		RWE AG	316,969
3,954		SAP AG	722,056
26,291		Siemens AG	2,119,017
3,787		Solarworld AG	205,801
16,172	I	UkrTelecom GDR	144,456
1,413		Wacker Chemie AG	147,321
			35,178,326

		Greece: 0.5%
23,438		Alpha Bank AE	601,349
66,119	@	Hellenic Telecommunications Organization SA	1,510,766
			2,112,115

			PORTFOLIO OF INVESTMENTS
ING Foreign Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Hong Kong: 2.1%
686,850		China Merchants Holdings International Co., Ltd	$2,084,813
129,000	@	Clear Media Ltd.	141,116
1,029,499	@	Galaxy Entertainment Group Ltd.	933,100
546,741	@	Hutchison Telecommunications International Ltd.	952,739
989,174		Melco International Development	2,175,640
1,998,306		Shun TAK Holdings Ltd.	2,575,281
186,000		Texwinca Holdings Ltd.	119,548
			8,982,237

		Hungary: 2.2%
2,147		Egis Rt	306,038
5,865		Gedeon Richter Rt	1,244,483
419,482		Matav Magyar Tavkozlesi Rt	1,764,352
195,786		OTP Bank Rt	5,848,645
			9,163,518

		India: 0.1%
11,848		State Bank of India Ltd. GDR	506,502
			506,502

		Indonesia: 0.1%
546,500		Indofood Sukses Makmur TBK PT	63,524
84,757		Semen Gresik Persero TBK PT	237,972
			301,496

		Ireland: 0.2%
210,989		Dragon Oil PLC	726,653
			726,653

		Italy: 5.7%
35,385		Assicurazioni Generali S.p.A.	1,265,606
278,459		Banca Intesa S.p.A.	1,494,351
134,755		Banca Intesa S.p.A. - RNC	779,433
15,669		Banca Italease	747,565
13,980		Banca Popolare dell’Emilia Romagna SCRL	316,021
134,992		Banca Popolare di Milano SCRL	1,694,810
15,985		Banca Popolare di Sondrio SCRL	267,423
194,782	L	Banca Popolare Italiana	2,279,694
39,670		Banche Popolari Unite SCRL	1,067,662
31,376		Banco Popolare di Verona e Novara SCRL	894,300
124,078		Beni Stabili S.p.A.	124,107
13,711		Bulgari S.p.A.	166,127
60,522		Buzzi Unicem S.p.A.	1,383,036
396,270		Capitalia S.p.A.	3,327,493
403,175		Cassa di Risparmio di Firenze S.p.A.	1,130,479
93,168		Credito Emiliano S.p.A.	1,223,110
19,540		Finmeccanica S.p.A.	421,883
39,959		Geox S.p.A.	475,086
10,965		Luxottica Group S.p.A.	303,443
77,920	@	Parmalat S.p.A.	252,897
585,741		UniCredito Italiano S.p.A.	4,512,922
			24,127,448

		Japan: 9.4%
6,625		Aeon Credit Service Co., Ltd.	139,319
6,601		Aisin Seiki Co., Ltd.	192,185
30,000		Bank of Fukuoka Ltd.	223,490
16,114		Bank of Kyoto Ltd.	166,503
45,993		Bank of Yokohama Ltd.	368,869
25,405	S	Canon, Inc.	1,212,926
27,000		Chiba Bank Ltd.	264,241
5,859		Credit Saison Co., Ltd.	253,875
11,600		Daikin Industries Ltd.	374,246
14,608		Daiwa Securities Group, Inc.	163,384
12,588		Denso Corp.	432,186
126		Dentsu, Inc.	370,563
87		East Japan Railway Co.	647,429
6,200		Eisai Co., Ltd.	286,503
2,800		Exedy Corp.	82,449
3,900		Fanuc Ltd.	325,199
91	S	Fuji Television Network, Inc.	189,664
27,000		Fujitsu Ltd.	209,388
17,000		Gunma Bank Ltd.	132,095
38,328	S	Honda Motor Co., Ltd.	1,261,970
15,500		Hoya Corp.	542,152
4,500		Ibiden Co., Ltd.	217,611

			PORTFOLIO OF INVESTMENTS
ING Foreign Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Japan (continued)
25,000		Itochu Corp.	$225,541
2,100		Jafco Co., Ltd.	112,814
292		Japan Tobacco, Inc.	1,119,915
9,989		JS Group Corp.	205,332
6,548		JSR Corp.	154,265
1,060		Keyence Corp.	241,979
19,126		Koito Manufacturing Co., Ltd.	269,592
17,330		Kubota Corp.	159,316
4,400		Kyocera Corp.	359,507
5,993		Makita Corp.	196,817
117,484		Matsushita Electric Industrial Co., Ltd.	2,439,913
23,000		Mitsubishi Electric Corp.	180,792
17,000		Mitsubishi Securities Co., Ltd.	191,838
299	S	Mitsubishi Tokyo Financial Group, Inc.	4,188,848
19,723		Mitsui Fudosan Co., Ltd.	418,906
29,077		Mitsui Mining & Smelting Co., Ltd.	165,424
389	S	Mizuho Financial Group, Inc.	3,270,906
22,000		NGK Spark Plug Co., Ltd.	460,303
15,333		NHK Spring Co., Ltd.	163,681
2,900		Nintendo Co., Ltd.	541,623
7,000		Nippon Electric Glass Co., Ltd.	156,427
10,000		Nissan Chemical Industries Ltd.	125,852
16,307		Nissan Motor Co., Ltd.	175,421
8,602		Nitto Denko Corp.	625,006
12,900		NOK Corp.	337,186
22,455		Nomura Holdings, Inc.	399,519
30,000		NSK Ltd.	230,117
380		NTT DoCoMo, Inc.	551,221
1,540		ORIX Corp.	401,973
52		Resona Holdings, Inc.	163,036
39,000		Ricoh Co., Ltd.	786,058
14		Sapporo Hokuyo Holdings, Inc.	163,835
11,000		Sega Sammy Holdings, Inc.	364,916
8,486		Seven & I Holdings Co., Ltd.	296,634
26,000		Sharp Corp.	439,563
26,000		Shinsei Bank Ltd.	162,267
19,035		Shizuoka Bank Ltd.	216,548
27,133		Sony Corp.	1,226,754
19,099		Stanley Electric Co., Ltd.	405,905
46,000		Sumitomo Chemical Co., Ltd.	363,102
16,192		Sumitomo Corp.	229,804
29,145		Sumitomo Metal Industries Ltd.	116,511
239	S	Sumitomo Mitsui Financial Group, Inc.	2,545,621
59,830		Sumitomo Trust & Banking Co., Ltd.	635,664
13,000		Suruga Bank Ltd.	179,678
45,700		Suzuki Motor Corp.	1,119,491
8,600		Takeda Chemical Industries Ltd.	554,300
24,000		Teijin Ltd.	135,377
13,000		Toppan Printing Co., Ltd.	149,541
30,000		Toray Industries, Inc.	252,093
42,500	S	Toyota Motor Corp.	2,237,084
4,400		Yamada Denki Co., Ltd.	429,033
15,901		Yamaha Motor Co., Ltd.	415,003
21,846		Yamato Transport Co., Ltd.	322,178
7,901		Yokogawa Electric Corp.	105,330
			40,141,607

		Luxembourg: 0.2%
19,380	@, L	Millicom International Cellular SA	678,106
			678,106

		Mexico: 0.6%
11,808		Consorcio ARA SA	53,830
12,479		Fomento Economico Mexicano SA de CV ADR	1,095,656
317,429		Grupo Financiero Banorte SA de CV	871,672
30,174		Grupo Televisa SA ADR	558,822
44,880	@	Urbi Desarrollos Urbanos SA de CV	116,282
			2,696,262

		Netherlands: 3.3%
19,755		Euronext NV	1,774,903
32,138		Heineken NV	1,512,360
23,265	@	Koninklijke Ahold NV	208,298
90,430		Koninklijke Philips Electronics NV	2,979,216
82,781		Royal KPN NV	939,530
13,546		Royal Numico NV	650,382
86,135		TPG NV	3,081,330
89,411		Unilever NV	2,126,305
53,234		Vedior NV	1,000,893
			14,273,217

			PORTFOLIO OF INVESTMENTS
ING Foreign Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		New Zealand: 0.1%
160,764		Auckland International Airport Ltd.	$208,551
			208,551

		Norway: 1.4%
83,277		DNB Holding ASA	1,054,601
31,593		Norsk Hydro ASA	904,829
18,817		Orkla ASA	853,502
1,376,997	@, L	PAN Fish ASA	1,522,240
44,474		Statoil ASA	1,331,079
32,207		Telenor ASA	410,424
			6,076,675

		Philippines: 0.1%
11,379	L	Philippine Long Distance Telephone ADR	445,943
			445,943

		Poland: 5.4%
14,828		Agora SA	177,554
109,621		Bank Pekao SA	7,548,327
9,086		Bank Przemyslowo-Handlowy PBK SA	2,424,610
36,210		Bank Zachodni WBK SA	2,406,123
15,273	@	Budimex SA	326,709
13,619		CCC SA	202,600
57,550	@	Cersanit Krasnystaw SA	545,090
4,572		Grupa Kety SA	217,588
5,162		Inter Cars SA	42,350
553,810	S	PKO Bank Polski SA	7,324,072
4,510		Polska Graupa Framaceutycz SA	95,386
10,496		Sniezka SA	120,679
1,308		Stomil Sanok	65,474
171,400	S	Telekomunikacja Polska SA	1,176,019
41,024	@	ZM Duda SA	159,487
			22,832,068

		Portugal: 0.1%
6,004		Jeronimo Martins	101,948
39,794		Portugal Telecom SGPS SA	493,431
			595,379

		Romania: 0.5%
1,124,040		Impact	198,551
1,069,500		Rolast AG	23,210
154,500		SIF 1 Banat Crisana Arad	126,986
167,500		SIF 2 Moldova Bacau	114,122
127,000		SIF 3 Transilvania Brasov	90,191
232,500		SIF 4 Muntenia Bucuresti	118,178
147,500		SIF 5 Oltenia Craiova	127,614
6,013,415	S	SNP Petrom SA	1,192,278
585,000		SOCEP CONSTANTA	37,749
			2,028,879

		Russia: 4.1%
34,917		LUKOIL ADR	3,033,967
17,696		MMC Norilsk Nickel ADR	2,415,504
211,000	@, X	NovaTek OAO	987,480
38,208		OAO Gazprom	400,931
95,805		OAO Gazprom ADR	4,002,799
144,138	L	OJSC TNK -BP Holding	403,586
18,360	@, I	Polyus Gold ADR	817,020
5,804	@	Polyus Gold ZAO	258,278
104,109	@	RenShares Utilities Ltd.	182,191
2,372		Rosneft-Purneftegaz	99,624
1,477		Sberbank RF	2,629,060
33,437		Unified Energy System GDR	2,450,932
			17,681,372

		South Korea: 0.6%
4,926		Hyundai Motor Co.	377,301
2,510	@	NHN Corp.	278,856
2,926		Samsung Electronics Co., Ltd.	1,861,688
			2,517,845

		Spain: 0.5%
42,682		Corp Mapfre SA	839,828
9,980		Grupo Empresarial Ence SA	408,363
21,919		Inditex SA	953,055
			2,201,246

			PORTFOLIO OF INVESTMENTS
ING Foreign Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Sweden: 2.8%
4,331		Autoliv, Inc.	$243,431
113,581		ForeningsSparbanken AB	3,052,398
43,407		Getinge AB	782,262
7,310		Hennes & Mauritz AB	271,743
26,741	@	Modern Times Group AB	1,330,470
176,018		Nordea AB	2,206,031
8,425		Securitas AB	157,390
110,169		Skandinaviska Enskilda Banken AB	2,716,721
40,558		Skanska AB	636,434
155,170		Telefonaktiebolaget LM Ericsson	489,084
24,174		TeliaSonera AB	135,555
			12,021,519

		Switzerland: 7.0%
30,868		Adecco SA	1,796,243
2,031		BKW FMB Energie AG	191,559
46,180	@	Compagnie Financiere Richemont AG	2,086,116
36,804		Credit Suisse Group	2,062,880
63,639		Holcim Ltd.	4,969,321
16,957	S	Nestle SA	5,558,723
71,757		Novartis AG	4,060,323
28,237	S	Roche Holding AG	5,025,118
683	@	SGS SA	630,946
15,541		Swatch Group AG	2,768,078
5,580	@, S	Syngenta AG	801,932
394		Unique Zurich Airport	89,050
			30,040,289

		Thailand: 0.1%
24,334		Bangkok Bank PLC	64,908
17,573		Bangkok Bank PLC - Non-Voting	49,227
1,164,428		Krung Thai Bank PLC	335,465
			449,600

		Turkey: 0.9%
350,966		Dogan Sriketler Grubu Holdings	1,432,126
148,094		HACI Omer Sabanci Holding	467,400
409,628	S	Turkiye Garanti Bankasi	1,169,979
105,612		Turkiye Is Bank ASI - C	561,849
			3,631,354

		Ukraine: 0.0%
1,530	@, X, I	Centrenergo ADR	12,217
87	@, X, I	Ukrnafta Open JT STK ADR	29,643
			41,860

		United Kingdom: 9.3%
177,509		Aegis Group PLC	401,635
54,787		Anglo American PLC	2,300,712
115,127		Associated British Ports Holdings PLC	1,950,296
70,255		BAE Systems PLC	469,280
39,166		Balfour Beatty PLC	262,871
40,869		BP PLC	497,333
72,745		Burberry Group PLC	646,326
305,983		Compass Group PLC	1,460,140
266,310	S	Diageo PLC	4,685,245
171,458	S	GlaxoSmithKline PLC	4,744,108
34,701	@	Highland Gold Mining Ltd.	117,544
28,861		Imperial Tobacco Group PLC	943,810
25,534	@	Peter Hambro Mining PLC	621,120
77,317		Prudential PLC	813,159
57,900		Reckitt Benckiser PLC	2,324,400
12,415		Rentokil Initial PLC	38,006
8,429		Rio Tinto PLC	437,947
325,583	@	Rolls-Royce Group PLC	2,682,964
16,422		SABMiller PLC	329,968
41,841		Scottish & Newcastle PLC	417,627
180,138		Smith & Nephew PLC	1,551,314
22,316		Smiths Group PLC	375,991
680,821		Tesco PLC	4,574,096
1,871,292	@, S	Vodafone Group PLC	4,063,620
70,877		William Hill PLC	783,337
17,139		Wolseley PLC	364,768
139,126		WPP Group PLC	1,647,615
			39,505,232

		United States: 2.3%
322,190	@	KKR Private Equity Investors LP	7,571,465
106,060	L	News Corp., Inc.	2,133,927
			9,705,392

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2006 (Unaudited)(continued)
Shares	Value

Venezuela: 0.1%
10,148	Cia Anonima Nacional Telefonos de Venezuela ADR	$201,945
201,945

Total Common Stock
(Cost $317,565,972)	386,762,151

PREFERRED STOCK: 0.3%

Germany: 0.3%
50,224	ProSieben SAT.1 Media AG	1,279,143

Total Preferred Stock
(Cost $990,499)	1,279,143

EQUITY LINKED SECURITIES: 0.8%

India: 0.8%
55,837	X	State Bank of India Ltd.	972,680
137,133	X	State Bank of India Ltd.	2,388,857

Total Equity Linked Securities
(Cost 4,269,703)	3,361,537

WARRANTS: 0.8%

India: 0.8%
97,119	Banking Index Benchmark Exchange Traded Scheme - Bank BeES	857,270
306,440	X	Bharti Televentures	2,522,001

Total Warrants
(Cost $3,208,271)	3,379,271

Total Long-Term Investments:
(Cost $326,034,445)	394,782,102

Principal
Amount	Value

SHORT-TERM INVESTMENTS: 5.3%

U.S. Government Agency Obligations: 3.4%
$14,517,000	Federal Home Loan Bank, 4.750%, due 08/01/06	$14,515,085

Total U.S. Government Agency Obligations
(Cost $14,515,085)	14,515,085

Securities Lending Collateralcc: 1.9%
8,157,207	The Bank of New York Institutional Cash Reserves Fund	8,157,207

Total Securities Lending Collateral
(Cost $8,157,207)	8,157,207

Total Short-Term Investments:
(Cost $22,672,292)	22,672,292

Total Investments in Securities
(Cost $348,706,737)*	97.8%	$417,454,394
Other Assets and Liabilities - Net	2.2%	9,380,463
Net Assets	100.0%	$426,834,857

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at July 31, 2006.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $350,931,028.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$70,839,567
Gross Unrealized Depreciation	(4,316,201)
Net Unrealized Appreciation	$66,523,366

Percentage of
Industry	Net Assets
Advertising	0.8%
Aerospace/Defense	0.8
Agriculture	0.5
Apparel	0.5

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2006 (Unaudited)(continued)

Percentage of
Industry	Net Assets
Auto Manufacturers	1.7
Auto Parts & Equipment	0.6
Banks	25.5
Beverages	2.5
Building Materials	3.7
Chemicals	1.3
Closed-end Funds	0.2
Commercial Services	1.0
Computers	0.1
Distribution/Wholesale	0.2
Diversified Financial Services	2.0
Electric	2.7
Electrical Components & Equipment	0.6
Electronics	1.2
Energy - Alternate Sources	0.0
Engineering & Construction	2.7
Entertainment	0.2
Federal Home Loan Bank	3.4
Food	4.0
Food Service	0.3
Forest Products & Paper	0.1
Healthcare - Products	0.6
Healthcare - Services	1.0
Holding Companies - Diversified	2.4
Home Furnishings	0.9
Household Products/Wares	0.8
Insurance	0.9
Internet	0.1
Investment Companies	2.3
Iron/Steel	0.0
Leisure Time	0.2
Machinery - Diversified	0.4
Media	2.0
Metal Fabricate/Hardware	0.1
Mining	3.1
Miscellaneous Manufacturing	0.6
Office/Business Equipment	0.5
Oil & Gas	5.5
Pharmaceuticals	5.5
Real Estate	2.0
Retail	2.4
Semiconductors	0.4
Software	0.2
Telecommunications	5.0
Textiles	0.2
Toys/Games/Hobbies	0.1
Transportation	2.1
Venture Capital	0.0
Securities Lending Collateral	1.9
Other Assets and Liabilities - Net	2.2
Net Assets	100.0%

At July 31, 2006 the following forward currency contracts were outstanding for the ING Foreign Fund:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
British Pound Sterling
GBP	1139113	Buy	9/25/06	1,991,192	2,130,417	$139,225
Japanese Yen
JPY	1883367669	Buy	8/10/06	17,130,089	16,453,891	(676,198)
Japanese Yen
JPY	169103900	Buy	8/10/06	1,457,265	1,477,363	20,098
Japanese Yen
JPY	1340510000	Buy	10/31/06	11,762,884	11,847,048	84,164

Czech Republic Koruny
CZK	7407646	Sell	9/25/06	316,810	333,737	(16,928)
Czech Republic Koruny
CZK	15501997	Sell	9/25/06	656,308	698,413	(42,105)
Czech Republic Koruny
CZK	19081262	Sell	9/25/06	807,843	859,670	(51,826)
Turkey New Lira
TRY	1841136	Sell	10/26/06	1,138,612	1,192,052	(53,440)
Czech Republic Koruny
CZK	7026705	Sell	9/25/06	315,283	316,575	(1,292)
EURO
EUR	6585553	Sell	10/31/06	8,408,829	8,462,301	(53,472)
						$(651,774)

			PORTFOLIO OF INVESTMENTS
ING Global Bond Fund			as of July 31, 2006 (Unaudited)
Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.0%

		Federal National Mortgage Association: 12.0%
$234,000	W	4.500%, due 09/15/18	$223,470
267,000	W	5.000%, due 08/15/19	259,324
668,000	W	5.000%, due 08/15/34	632,303
221,000	W	5.500%, due 08/15/19	218,652
857,000	W	5.500%, due 08/13/34	832,361
441,000	W	6.000%, due 08/15/34	438,244
432,000	W	6.500%, due 08/15/34	437,130

		Total U.S. Government Agency Obligations
		(Cost $3,002,416)	3,041,484

U.S. TREASURY OBLIGATIONS: 19.4%

		U.S. Treasury Bonds: 1.1%
127,000		4.500%, due 02/15/36	115,957
155,000		5.125%, due 05/15/16	156,659
			272,616

		U.S. Treasury Notes: 18.3%
239,000		5.125%, due 06/30/08	239,663
4,347,000		5.125%, due 06/30/11	4,387,414
			4,627,077

		Total U.S. Treasury Obligations
		(Cost $4,876,310)	4,899,693

OTHER BONDS: 39.0%

		Foreign Government Bonds: 39.0%
2,400,000	@@	Bundesobligation, 3.250%, due 04/17/09	3,040,149
650,000	@@	Bundesrepublik Deutschland, 4.000%, due 07/04/16	835,299
620,000	@@	Bundesrepublik Deutschland, 4.000%, due 01/04/37	766,877
170,000	@@	Bundesschatzanweisungen, 3.250%, due 06/13/08	216,256
845,000	@@	Canadian Government Bond, 3.750%, due 06/01/08	741,811
1,860,000	@@	France Government Bond OAT, 3.250%, due 04/25/16	2,248,088
273,000	@@	United Kingdom Gilt, 4.000%, due 03/07/09	500,864
430,000	@@	United Kingdom Gilt, 4.000%, due 09/07/16	765,008
273,000	@@	United Kingdom Gilt, 4.250%, due 03/07/11	500,735
130,000	@@	United Kingdom Gilt, 4.250%, due 03/07/36	244,455

		Total Other Bonds
		(Cost $9,780,340)	9,859,542

		Total Long-Term Investments:
		(Cost $17,659,066)	17,800,719

		PORTFOLIO OF INVESTMENTS
ING Global Bond Fund		as of July 31, 2006 (Unaudited)(continued)
Principal Amount				Value

SHORT-TERM INVESTMENTS: 14.2%

		Money Market Fund: 5.0%
$1,250,000		ING Institutional Prime Money Market Fund		$1,250,000

		Total Money Market Fund
		(Cost $1,250,000)		1,250,000
		`
		Repurchase Agreement: 9.2%
2,323,000		Morgan Stanley Repurchase Agreement dated 07/31/06, 5.260%, due 08/01/06, $2,323,339 to be received upon repurchase (Collateralized by $4,760,000 Resolution Funding Corp, 8.125%, Market Value plus accrued interest $2,371,384, due 10/15/19)		2,323,000

		Total Repurchase Agreement
		(Cost $2,323,000)		2,323,000

		Total Short-Term Investments:
		(Cost $3,573,000)		3,573,000

		Total Investments in Securities
		(Cost $21,232,066)*	84.6%	$21,373,719
		Other Assets and Liabilities - Net	15.4	3,900,981
		Net Assets	100.0%	$25,274,700

		Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
	@@	Foreign Issuer
	W	When-issued or delayed delivery security.
	*	Cost for federal income tax purposes is $21,235,953.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$144,316
		Gross Unrealized Depreciation	(6,550)
		Net Unrealized Appreciation	$137,766

Information concerning open futures contracts at July 31, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

Japanese 10 Year Bond Future	2	$2,302,761	09/08/2006	$11,639
		$2,302,761		$11,639

			PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund			as of July 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 95.6%

		Australia: 7.6%
91,268		Australia & New Zealand Banking Group Ltd.	$1,763,048
170,518		Coca-Cola Amatil Ltd.	894,298
434,905		Foster’s Group Ltd.	1,794,980
71,959		Publishing & Broadcasting Ltd.	943,099
82,007		St. George Bank Ltd.	1,799,971
169,410		Stockland	887,938
86,541		SunCorp.-Metway Ltd.	1,282,835
85,126		TABCorp. Holdings Ltd.	1,002,148
66,238		Wesfarmers Ltd.	1,795,870
140,964		Westfield Group	1,987,472
			14,151,659

		Belgium: 2.0%
53,350		Belgacom SA	1,801,091
51,806		Fortis	1,842,754
			3,643,845

		Brazil: 2.6%
29,697	L	Cia Siderurgica Nacional SA ADR	960,104
23,154	@	Petroleo Brasileiro SA ADR	1,918,077
143,867	L	Tele Norte Leste Participacoes SA ADR	1,909,115
			4,787,296

		Canada: 6.8%
106,140		BCE, Inc.	2,420,671
8,410		Bell Aliant Regional Communications Income Fund	260,839
40,565		Canadian Imperial Bank of Commerce	2,768,973
19,363		Enerplus Resources Fund	1,114,147
46,154		Fording Canadian Coal Trust	1,329,235
71,376		Precision Drilling Corp.	2,466,657
75,251		TransCanada Corp.	2,310,659
			12,671,181

		China: 1.0%
1,674,000		PetroChina Co., Ltd.	1,910,948
			1,910,948

		Denmark: 1.0%
48,300		Danske Bank A/S	1,851,629
			1,851,629

		France: 2.9%
83,989		France Telecom SA	1,795,778
12,279		Societe Generale	1,833,672
50,869		Vivendi Universal SA	1,727,371
			5,356,821

		Germany: 2.0%
112,446		Deutsche Telekom AG	1,741,900
16,087		EON AG	1,940,785
			3,682,685

		PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund		as of July 31, 2006 (Unaudited)(continued)
Shares		Value

	Greece: 1.0%
52,830	OPAP SA	$1,921,345
		1,921,345

	Hong Kong: 0.9%
284,000	Citic Pacific Ltd.	831,314
142,500	CLP Holdings Ltd.	845,316
		1,676,630

	Ireland: 1.0%
74,329	Allied Irish Banks PLC	1,798,014
		1,798,014

	Israel: 0.6%
234,519	Bank Hapoalim Ltd.	1,049,184
		1,049,184

	Italy: 7.6%
310,636	Banca Intesa S.p.A.	1,796,742
250,591	Enel S.p.A.	2,213,974
93,674	ENI-Ente Nazionale Idrocarburi S.p.A.	2,873,849
158,610	Mediaset S.p.A.	1,800,229
394,353	Snam Rete Gas S.p.A.	1,824,945
703,058	Telecom Italia S.p.A.	1,697,248
238,274	UniCredito Italiano S.p.A.	1,834,894
		14,041,881

	Netherlands: 3.4%
65,668	ABN Amro Holding NV	1,820,317
8,678	Rodamco Europe NV	919,530
53,638	Royal Dutch Shell PLC	1,900,359
156,123	Royal KPN NV	1,771,931
		6,412,137

	New Zealand: 0.5%
376,754	Telecom Corp. of New Zealand Ltd.	949,409
		949,409

	Norway: 1.0%
143,960	DNB Holding ASA	1,823,077
		1,823,077

	Portugal: 1.5%
93,053	Brisa-Auto Estradas de Portugal SA	947,311
142,997	Portugal Telecom SGPS SA	1,773,110
		2,720,421

	Singapore: 1.0%
184,000	United Overseas Bank Ltd.	1,817,867
		1,817,867

	South Africa: 1.6%
163,321	Edgars Consolidated Stores Ltd.	647,012
83,275	Standard Bank Group Ltd.	915,444
73,462	Telkom SA Ltd.	1,382,594
		2,945,050

	South Korea: 1.0%
110	KT Corp.	4,520
41,732	KT Corp. ADR	900,159
15,190	S-Oil Corp.	1,069,229
		1,973,908

			PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Sweden: 2.8%
21,300		Scania AB	$956,246
44,644		Svenska Cellulosa AB	1,875,958
43,500		Volvo AB	2,306,352
			5,138,556

		Thailand: 0.8%
323,000		Advanced Info Service PLC	751,042
112,400		Siam Cement PLC	671,135
			1,422,177

		United Kingdom: 11.5%
157,776		Barclays PLC	1,852,810
178,695		BBA Group PLC	843,873
107,707		Diageo PLC	1,894,911
512,413		Dixons Group PLC	1,910,488
65,873		GlaxoSmithKline PLC	1,822,654
98,620		GUS PLC	1,855,543
57,874		Imperial Tobacco Group PLC	1,892,590
784,292		Legal & General Group PLC	1,821,049
182,734		Lloyds TSB Group PLC	1,838,989
80,039		Provident Financial PLC	873,609
81,046		Royal Bank of Scotland Group PLC	2,639,674
82,238		Severn Trent PLC	1,995,483
			21,241,673

		United States: 33.5%
22,703		AGL Resources, Inc.	885,871
36,153		Altria Group, Inc.	2,891,155
34,412	L	Ameren Corp.	1,772,218
53,652	L	American Capital Strategies Ltd.	1,877,820
36,327	L	Arthur J. Gallagher & Co.	987,005
67,019		AT&T, Inc.	2,009,900
56,537		Bank of America Corp.	2,913,352
71,990		Bristol-Myers Squibb Co.	1,725,600
54,708		Citigroup, Inc.	2,642,943
141,182		Citizens Communications Co.	1,811,365
82,449		ConAgra Foods, Inc.	1,772,654
40,690		Consolidated Edison, Inc.	1,907,140
15,849		Developers Diversified Realty Corp.	836,510
60,786		Duke Energy Corp.	1,843,032
18,405		Duke Realty Corp.	685,770
43,676		EI DuPont de Nemours & Co.	1,732,190
35,315		Energy East Corp.	859,214
46,637	L	First Horizon National Corp.	1,954,090
15,765		Hospitality Properties Trust	686,881
18,284	L	iStar Financial, Inc.	726,972
51,288		Keycorp	1,892,527
23,397		Kinder Morgan Energy Partners LP	1,077,666
18,149		Kinder Morgan, Inc.	1,851,198
14,684		Liberty Property Trust	687,945
48,698		Merck & Co., Inc.	1,961,068
37,292		Oneok, Inc.	1,387,635
77,557		Pfizer, Inc.	2,015,706
27,257		Public Service Enterprise Group, Inc.	1,837,940
23,641		Rayonier, Inc.	941,148

		PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund		as of July 31, 2006 (Unaudited)(continued)
Shares				Value

		United States (continued)
16,272	L	Reynolds America, Inc.		$2,062,964
112,282		Sara Lee Corp.		1,897,566
56,106		Southern Co.		1,895,261
32,561		Thornburg Mortgage, Inc.		833,562
30,447		United Dominion Realty Trust, Inc.		847,949
58,530		US Bancorp.		1,872,960
59,411	L	UST, Inc.		3,003,226
21,056		Ventas, Inc.		752,331
59,359		Washington Mutual, Inc.		2,653,346
				61,993,680

		Total Common Stock
		(Cost $163,351,684)		176,981,073

WARRANTS: 1.3%

		Taiwan: 1.3%
556,890	@, X	Formosa Chemicals & Fibre Corp.		779,646
598,000	@, X	Lite-On Technology Corp.		807,300
1,206,000	@, #, X	Mega Financial Holdings Co., Ltd.		808,020

		Total Warrants
		(Cost $2,469,213)		2,394,966

		Total Long-Term Investments:
		(Cost $165,820,897)		179,376,039

Principal Amount				Value

SHORT-TERM INVESTMENTS: 6.3%

		Securities Lending CollateralCC: 6.3%
$11,567,220		The Bank of New York Institutional Cash Reserves Fund		$11,567,220

		Total Securities Lending Collateral
		(Cost $11,567,220)		11,567,220

		Total Short-Term Investments:
		(Cost $11,567,220)		11,567,220

		Total Investments in Securities
		(Cost $177,388,117)*	103.2%	$190,943,259
		Other Assets and Liabilities - Net	(3.2)	(5,879,958)
		Net Assets	100.0%	$185,063,301

		Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2006.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $177,577,383.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$17,817,896
		Gross Unrealized Depreciation	(4,452,020)
		Net Unrealized Appreciation	$13,365,876

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2006 (Unaudited)(continued)

Percentage of
Industry	Net Assets
Agriculture	5.3%
Auto Manufacturers	1.8
Banks	22.6
Beverages	2.5
Building Materials	0.4
Chemicals	1.4
Coal	0.7
Commercial Services	0.5
Computers	0.4
Diversified Financial Services	2.3
Electric	8.2
Entertainment	1.6
Food	2.0
Forest Products & Paper	1.5
Gas	2.2
Holding Companies - Diversified	0.4
Insurance	1.5
Investment Companies	1.0
Iron/Steel	0.5
Media	2.4
Miscellaneous Manufacturing	1.4
Oil & Gas	7.2
Pharmaceuticals	4.1
Pipelines	2.8
Real Estate	1.6
Real Estate Investment Trust	3.3
Retail	2.4
Savings & Loans	1.4
Telecommunications	12.4
Water	1.1
Securities Lending Collateral	6.3
Other Assets and Liabilites - Net	(3.2)
Total Net Assets	100.0%

			PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund			as of July 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 96.0%

		Australia: 9.7%
1,481,900		DB Rreef Trust	$1,760,107
1,922,900		GPT Group	6,660,196
1,269,100		Investa Property Group	2,226,723
1,282,600		Macquarie CountryWide Trust	1,818,292
847,500		Macquarie Goodman Group	3,877,052
599,100		Mirvac Group	1,959,465
1,126,299		Prime Retail Group	5,991,453
970,978		Westfield Group	13,689,958
			37,983,246

		Austria: 0.6%
110,800		Conwert Immobilien Invest AG	2,221,607
			2,221,607

		Canada: 2.5%
80,000	@, #	Calloway Real Estate Investment Trust	1,813,201
24,300		Dundee Real Estate Investment Trust	617,324
188,200		RioCan Real Estate Investment Trust	3,783,291
163,600		Summit Real Estate Investment Trust	3,681,976
			9,895,792

		Finland: 0.4%
154,600		Sponda OYJ	1,739,345
			1,739,345

		France: 2.4%
23,700		Klepierre	3,004,127
20,400		Societe de la Tour Eiffel	2,610,633
20,300		Unibail	3,770,298
			9,385,058

		Germany: 1.4%
1,600		Deutsche Wohnen AG REG	470,169
5,571		Deutsche Wohnen AG BR	1,768,425
2,100		DIC Asset AG	60,405
20,100		IVG Immobilien AG	640,492
102,000	@	Patrizia Immobilien AG	2,500,358
			5,439,849

		Guernsey: 0.4%
1,225,500	@	Develica Deutschland Ltd.	1,604,590
			1,604,590

		Hong Kong: 7.4%
3,556,950	@	Champion Real Estate Investment Trust	1,748,674
410,100		Cheung Kong Holdings Ltd.	4,444,117
444,500		Hang Lung Properties Ltd.	1,121,632
1,180,800		Hongkong Land Holdings Ltd.	4,609,367
1,032,000		Hysan Development Co., Ltd.	2,903,549
772,000		Kerry Properties Ltd.	2,544,550
1,048,700	@	Link Real Estate Investment Trust	2,202,679
596,200		Sun Hung Kai Properties Ltd.	6,269,455
97,200		Swire Pacific Ltd.	1,010,356
499,000		Wharf Holdings Ltd.	1,855,546
			28,709,925

			PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Italy: 0.2%
626,200		Beni Stabili S.p.A.	$626,344
			626,344

		Japan: 12.0%
230		Japan Logistics Fund, Inc.	1,700,236
226		Kenedix Realty Investment Corp.	1,135,754
32,900		Leopalace21 Corp.	1,152,325
767,500		Mitsubishi Estate Co., Ltd.	15,909,156
661,400		Mitsui Fudosan Co., Ltd.	14,047,783
311		Nippon Building Fund, Inc.	3,065,000
401,200		Sumitomo Realty & Development Co., Ltd.	9,983,338
			46,993,592

		Netherlands: 1.9%
1,085		Eurocommercial Properties NV	45,972
54,200		Rodamco Europe NV	5,743,089
21,200		Vastned Retail NV	1,799,245
			7,588,306

		Singapore: 1.6%
1,720,900		CapitaLand Ltd.	4,462,548
295,000		City Developments Ltd.	1,670,339
			6,132,887

		South Korea: 0.1%
20,000	@, #, L	Lotte Shopping Co. GDR	342,107
			342,107

		Spain: 0.7%
95,200	@	PARQUESOL INMOB SA EUR	2,772,674
			2,772,674

		Sweden: 0.9%
324,800		Castellum AB	3,395,644
			3,395,644

		United Kingdom: 10.9%
205,500	@	Atlas Estates Ltd.	1,035,607
441,500		British Land Co. PLC	11,280,852
150,615		Capital & Regional PLC	2,924,852
116,900		Derwent Valley Holdings PLC	3,686,798
231,700		Hammerson PLC	5,404,730
1,266,400		ING UK Real Estate Income Trust Ltd.	2,838,607
307,950		Land Securities Group PLC	11,356,000
34,000		Liberty International PLC	726,409
11,200		Mapeley Ltd.	644,222
211,900		Slough Estates PLC	2,632,473
			42,530,550

		United States: 42.9%
71,700	L	AMB Property Corp.	3,759,231
164,900		Archstone-Smith Trust	8,652,303
58,700		AvalonBay Communities, Inc.	6,863,204
61,500		BioMed Realty Trust, Inc.	1,833,315
81,300		Boston Properties, Inc.	7,983,660
71,700	L	BRE Properties	4,204,488
54,000		Camden Property Trust	4,128,300

			PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund			as of July 31, 2006 (Unaudited)(continued)
Shares				Value

		United States (continued)
51,000	L	Corporate Office Properties Trust SBI MD		$2,295,000
65,700	L	Developers Diversified Realty Corp.		3,467,646
198,500		Equity Office Properties Trust		7,525,135
184,900	L	Equity Residential		8,599,699
87,100	L	Extra Space Storage, Inc.		1,387,503
48,400	L	Federal Realty Investment Trust		3,511,420
60,900		FelCor Lodging Trust, Inc.		1,339,800
100,100	L	General Growth Properties, Inc.		4,568,564
49,100	L	Heritage Property Investment Trust		1,772,019
72,100	L	Highwoods Properties, Inc.		2,685,004
346,010		Host Marriott Corp.		7,342,332
40,500		Kilroy Realty Corp.		2,992,545
57,200	L	Liberty Property Trust		2,679,820
86,900		Macerich Co.		6,321,975
87,100	L	Maguire Properties, Inc.		3,258,411
149,300		Omega Healthcare Investors, Inc.		1,994,648
54,300	L	Pan Pacific Retail Properties, Inc.		3,752,130
71,200	L	Post Properties, Inc.		3,418,312
145,100		Prologis		8,031,285
53,400	L	Public Storage, Inc.		4,287,486
85,900	L	Reckson Associates Realty Corp.		3,825,127
56,100		Regency Centers Corp.		3,597,132
19,700		Shurgard Storage Centers, Inc.		1,298,230
111,500		Simon Property Group LP		9,536,595
50,200		SL Green Realty Corp.		5,737,860
56,400		Starwood Hotels & Resorts		2,965,512
112,000		Strategic Hotel Capital, Inc.		2,234,400
65,700	L	Sunstone Hotel Investors, Inc.		1,863,252
45,200		Taubman Centers, Inc.		1,875,800
105,500		Trizec Properties, Inc.		3,034,180
36,000	L	U-Store-It Trust		686,160
64,100	L	United Dominion Realty Trust, Inc.		1,785,185
81,000	L	Ventas, Inc.		2,894,130
64,000		Vornado Realty Trust		6,691,200
26,400	L	Washington Real Estate Investment Trust		978,900
				167,658,898

		Total Common Stock
		(Cost $299,786,942)		375,020,414

Principal Amount				Value

SHORT-TERM INVESTMENTS: 8.9%

		U.S. Government Agency Obligations: 3.3%
$12,651,000		Federal Home Loan Bank, 4.750%, due 08/01/06		$12,649,331

		Total U.S. Government Agency Obligations
		(Cost $12,649,331)		12,649,331

		Securities Lending CollateralCC: 5.6%
21,907,356		The Bank of New York Insitutional Cash Reserves Fund		21,907,356

		Total Securities Lending Collateral		21,907,356
		(Cost $21,907,356)

		Total Short-Term Investments:
		(Cost $34,556,687)		34,556,687

		Total Investments in Securities
		(Cost $334,343,629)*	104.9%	$409,577,101
		Other Assets and Liabilities - Net	(4.9)%	(19,086,946)
		Net Assets	100.0%	$390,490,155

	PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2006 (Unaudited)(continued)

	Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
@	Non-income producing security
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at July 31, 2006.
*	Cost for federal income tax purposes is $339,096,599.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$71,137,913
	Gross Unrealized Depreciation	(657,411)
	Net Unrealized Appreciation	$70,480,502

Percentage of
Industry	Net Assets
Closed-end Funds	0.7%
Distribution/Wholesale	0.1
Federal Home Loan Bank	3.3
Holding Companies - Diversified	0.7
Investment Companies	0.7
Lodging	0.8
Real Estate	41.6
Real Estate Investment Trust	51.4
Securities Lending Collateral	5.6
Other Assets and Liabilities - Net	(4.9)
Total	100.0%

			PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund			as of July 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 98.6%

		Australia: 1.0%
215,560		Alumina Ltd.	$1,051,274
			1,051,274

		Belgium: 1.5%
44,842		Belgacom SA	1,513,862
			1,513,862

		Canada: 11.1%
136,359	L	Barrick Gold Corp.	4,199,857
410,600	@, L	Bema Gold Corp.	2,340,420
325,300	@	Domtar, Inc.	2,072,161
185,500	@, L	Ivanhoe Mines Ltd.	1,090,740
23,800		Magna International, Inc.	1,749,062
			11,452,240

		Cayman Islands: 4.0%
285,700	@, L	Apex Silver Mines Ltd.	4,174,077
			4,174,077

		Finland: 1.5%
105,000		Stora Enso OYJ	1,552,289
			1,552,289

		France: 6.6%
2,500		Areva	1,443,142
420	@	Arkema	16,278
38,700	L	Technip SA ADR	2,090,961
54,300		Thales SA	2,161,009
16,800		Total SA	1,144,163
			6,855,553

		Germany: 1.3%
110,000	@, L	Premiere AG	1,356,015
			1,356,015

		Italy: 3.3%
46,144		ENI-Ente Nazionale Idrocarburi S.p.A.	1,415,664
811,926		Telecom Italia S.p.A.	1,960,065
			3,375,729

		Japan: 14.6%
59,000		Dai Nippon Printing Co., Ltd.	929,162
84,400		Daiichi Sankyo Co., Ltd.	2,321,368
51,800		Fuji Photo Film Co., Ltd.	1,739,765
8,100		Kao Corp. ADR	2,109,319
86,000		Kirin Brewery Co., Ltd.	1,277,120
3,500		Mabuchi Motor Co., Ltd.	235,064
31,000	@, L	NEC Electronics Corp.	946,311
42,000		Nippon Telegraph & Telephone Corp. ADR	1,092,000
84,000		Sekisui House Ltd.	1,192,120
57,000		Shiseido Co., Ltd.	1,137,275
22,200		Takefuji Corp.	1,088,478
81,000		Wacoal Corp.	1,056,570
			15,124,552

			PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Netherlands: 2.0%
27,583		Royal Dutch Shell PLC ADR	$2,037,280
			2,037,280

		Papua New Guinea: 1.2%
603,204		Lihir Gold Ltd.	1,294,130
			1,294,130

		Portugal: 1.1%
297,602		Electricidade de Portugal SA	1,178,603
			1,178,603

		South Africa: 2.9%
49,600	L	Anglogold Ashanti Ltd. ADR	2,410,064
3,000		Impala Platinum Holdings Ltd.	552,758
			2,962,822

		South Korea: 3.6%
64,550		Korea Electric Power Corp. ADR	1,235,487
77,700		KT Corp. ADR	1,675,989
20,000		Samsung SDI Co., Ltd.	814,375
			3,725,851

		Switzerland: 0.9%
20,780		Xstrata PLC	893,201
			893,201

		Taiwan: 2.1%
116,600	L	Chunghwa Telecom Co., Ltd. ADR	2,165,262
			2,165,262

		United Kingdom: 9.4%
58,300		Anglo American PLC	2,448,236
184,891		J. Sainsbury PLC	1,216,953
23,492		Lonmin PLC	1,285,208
273,977		Misys PLC	1,249,297
38,900	L	Stolt-Nielsen SA ADR	889,254
141,249		United Utilities PLC	1,742,146
437,500	@	Vodafone Group PLC	950,057
			9,781,151

		United States: 30.5%
180,500	@, L	AGCO Corp.	4,144,280
31,700	@, L	Allied Waste North America, Inc.	322,072
107,800	L	CA, Inc.	2,259,488
36,400		CBS Corp - Class B	998,452
19,800		CDW Corp.	1,169,784
3,610		Embarq Corp.	163,353
65,600	L	Genco Shipping & Trading Ltd.	1,305,440
50,900		Idacorp, Inc.	1,897,552
8,650		Lockheed Martin Corp.	689,232
82,700		Microsoft Corp.	1,987,281
139,800	@	Mosaic Co.	2,193,462
25,550		Noble Energy, Inc.	1,293,086
17,200		Northrop Grumman Corp.	1,138,468
90,200		PNM Resources, Inc.	2,418,262

		PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund		as of July 31, 2006 (Unaudited)(continued)
Shares				Value

		United States (continued)
72,200		Sprint Corp. - FON Group		$1,429,560
291,600	L	Tyson Foods, Inc.		4,126,140
24,200		Union Pacific Corp.		2,057,000
56,900	@	Viacom, Inc. - Class B		1,982,963
				31,575,875

		Total Common Stock
		(Cost $97,358,136)		102,069,766

Principal Amount				Value

SHORT-TERM INVESTMENTS: 23.7%

		Securities Lending CollateralCC: 23.7%
$24,570,709		The Bank of New York Institutional Cash Reserves Fund		$24,570,709

		Total Securities Lending Collateral
		(Cost $24,570,709)		24,570,709

		Total Short-Term Investments:
		(Cost $24,570,709)		24,570,709

		Total Investments in Securities
		(Cost $121,928,845)*	122.3%	$126,640,475
		Other Assets and Liabilities - Net	(22.3)	(23,107,018)
		Net Assets	100.0%	$103,533,457

		Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2006.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$10,384,112
		Gross Unrealized Depreciation	(5,672,482)
		Net Unrealized Appreciation	$4,711,630

Percentage of
Industry	Net Assets
Aerospace/Defense	3.9%
Apparel	1.0
Auto Parts & Equipment	1.7
Beverages	1.2
Chemicals	2.1
Commercial Services	0.9
Cosmetics/Personal Care	3.1
Distribution/Wholesale	1.1
Diversified Financial Services	1.1
Electric	6.5
Electronics	1.0
Energy - Alternate Sources	1.4
Environmental Control	0.3
Food	5.2
Forest Products & Paper	3.5
Home Builders	1.2

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of July 31, 2006 (Unaudited)(continued)

Percentage of
Industry	Net Assets
Machinery - Diversified	4.0
Media	4.2
Mining	21.0
Miscellaneous Manufacturing	1.7
Oil & Gas	5.7
Oil & Gas Services	2.0
Pharmaceuticals	2.2
Semiconductors	0.9
Software	5.3
Telecommunications	10.6
Transportation	4.1
Water	1.7
Securities Lending Collateral	23.7
Other Assets and Liabilities - Net	(22.3)
Total Net Assets	100.0%

			PORTFOLIO OF INVESTMENTS
ING Greater China Fund			as of July 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 94.6%

		China: 20.6%
724,000	@	Bank of China Ltd.	$319,595
1,068,000		Beijing Capital Land Ltd.	312,695
740,000	#	China Construction Bank	323,833
658,000		China Life Insurance Co., Ltd.	1,110,920
126,500		China Shenhua Energy Co., Ltd.	227,777
572,000		China Shipping Development Co., Ltd.	474,473
1,500,000		PetroChina Co., Ltd.	1,712,319
758,000	@	Shanghai Prime Machinery Co., Ltd.	270,220
			4,751,832

		Hong Kong: 33.9%
214,200		Bank of East Asia	885,193
117,000		Cheung Kong Holdings Ltd.	1,267,890
395,500		China Netcom Group Corp., Ltd.	720,584
1,244,000		China Overseas Land & Investment Ltd.	729,014
210,000		China Resources Enterprise	462,781
970,000		Denway Motors Ltd.	312,137
141,000		Hang Lung Properties Ltd.	355,793
145,000		Hong Kong & China Gas	328,158
48,000		Hong Kong Exchanges and Clearing Ltd.	312,100
45,000		Hutchison Whampoa International Ltd.	411,128
394,000		Midland Realty Holdings	193,659
322,852		MTR Corp.	826,392
994,000		Pacific Century Premium Developments Ltd.	271,312
148,000		Sino Land Co.	249,567
49,000		Sun Hung Kai Properties Ltd.	515,269
			7,840,977

		Taiwan: 37.1%
201,000		Acer, Inc.	280,426
548,000		Cathay Financial Holding Co., Ltd.	1,171,593
540,000		Chung Hsin Electric & Machinery Manufacturing Corp.	354,041
60,000		Chunghwa Telecom Co., Ltd.	110,566
341,000		Far Eastern Textile Co., Ltd.	256,522
50,000		Foxconn Technology Co., Ltd.	360,835
735,000	@	Goldsun Development & Construction Co., Ltd.	298,586
13,200		High Tech Computer Corp.	293,337
92,000		HON HAI Precision Industry Co., Ltd.	545,148
406,000		Lite-On Technology Corp.	548,069
32,000		MediaTek, Inc.	291,491
327,000		Mega Financial Holdings Co., Ltd.	218,661
380,000		Nan Ya Plastics Corp.	541,890
127,650		Powertech Technology, Inc.	335,820
210,000		Quanta Storage, Inc.	317,895
653,000		Shin Kong Financial Holding Co., Ltd.	678,797
200,000		Siliconware Precision Industries Co.	240,777
501,000		Sinkong Spinning	365,959
659,192		Taiwan Semiconductor Manufacturing Co., Ltd.	1,114,613
429,000		United Microelectronics Corp.	236,149
			8,561,175

		United Kingdom: 3.0%
38,800		HSBC Holdings PLC	702,622
			702,622

		PORTFOLIO OF INVESTMENTS
ING Greater China Fund		as of July 31, 2006 (Unaudited)(continued)
Shares				Value

		Total Common Stock
		(Cost $20,915,296)		$21,856,606

WARRANTS: 1.9%

		China: 1.8%
160,997	@, X	China Merchants Bank Co., Ltd.		148,117
358,991	@, X	China Yangtze Power Co., Ltd.		280,013
				428,130

		Hong Kong: 0.1%
155,500	@	China Overseas Land & Investment Ltd.		15,610
				15,610

		Total Warrants
		(Cost $452,151)		443,740

		Total Investments in Securities
		(Cost $21,367,447)*	96.5%	$22,300,346
		Other Assets and Liabilities - Net	3.5	805,324
		Net Assets	100.0%	$23,105,670

		Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
	@	Non-income producing security
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $21,395,884.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$1,478,000
		Gross Unrealized Depreciation	(573,538)
		Net Unrealized Appreciation	$904,462

Percentage of
Industry	Net Assets
Auto Manufacturers	1.4%
Banks	10.3
Building Materials	1.3
Chemicals	2.3
Coal	1.0
Computers	7.8
Diversified Financial Services	5.2
Electric	1.2
Electronics	2.4
Gas	1.4
Holding Companies - Diversified	3.8
Insurance	9.9
Machinery - Diversified	2.7
Oil & Gas	7.4
Real Estate	16.9
Semiconductors	9.6
Telecommunications	3.6
Textiles	2.7
Transportation	5.6
Other Assets and Liabilities - Net	3.5
Total Net Assets	100.0%

			PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund			as of July 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 97.2%

		Australia: 5.0%
57,828		Amcor Ltd.	$300,277
2,804		Australian Gas Light Co., Ltd.	40,870
13,648		BHP Billiton Ltd.	288,421
79,602		BlueScope Steel Ltd.	417,893
4,679		Brambles Industries Ltd.	38,960
5,167		Coca-Cola Amatil Ltd.	27,099
17,760		Coles Myer Ltd.	154,690
15,439		Commonwealth Bank of Australia	529,899
1,007		CSL Ltd., Australia	40,781
8,851		CSR Ltd.	23,004
10,320		Foster’s Group Ltd.	42,594
46,170		Insurance Australia Group Ltd.	183,970
9,712		John Fairfax Holdings Ltd.	29,826
5,852		Leighton Holdings Ltd.	86,490
14,234		Macquarie Airports	33,556
16,388		Mayne Group Ltd.	38,567
84,862		Prime Retail Group	451,431
31,320		Qantas Airways Ltd.	73,177
21,792		Santos Ltd.	192,668
15,881		SunCorp.-Metway Ltd.	235,411
7,432		TABCorp. Holdings Ltd.	87,493
11,899		Telstra Corp., Ltd.	34,799
27,621		Westpac Banking Corp.	464,745
			3,816,621

		Austria: 0.5%
308		Boehler-Uddeholm AG	16,136
1,348		Erste Bank der Oesterreichischen Sparkassen AG	77,819
8,112	@	IMMOFINANZ Immobilien Anlagen AG	93,192
1,074		OMV AG	66,066
2,318		Telekom Austria AG	52,380
864		Verbund - Oesterreichische Elektrizitaetswirtschafts AG	41,841
209		Voestalpine AG	30,972
410		Wienerberger AG	19,458
			397,864

		Belgium: 1.1%
149		Bekaert SA	13,673
939		Belgacom SA	31,701
453		Delhaize Group	32,968
10,752		Fortis	382,452
925		Interbrew	48,606
2,025		KBC Bancassurance Holding	220,806
406		Solvay SA	48,192
494		UCB SA	28,796
			807,194

		Bermuda: 0.2%
4,100		Frontline Ltd.	160,625
			160,625

		China: 0.1%
17,000	@	Foxconn International Holdings Ltd.	39,530
			39,530

			PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Denmark: 0.7%
9		AP Moller - Maersk A/S	$67,936
250		Carlsberg A/S	18,441
500		Danisco A/S	36,881
4,072		Danske Bank A/S	156,104
575		East Asiatic Co., Ltd. A/S	22,838
3,000		GN Store Nord	42,612
1,650		Novo-Nordisk A/S	101,541
250		Novozymes A/S	16,597
550		TrygVesta A/S	33,316
1,000	@	Vestas Wind Systems A/S	26,951
			523,217

		Developed Markets: 4.8%
55,100		iShares MSCI EAFE Index Fund	3,632,192
			3,632,192

		Finland: 1.4%
2,740		Cargotec Corp.	112,213
3,000		Fortum OYJ	81,418
700		Kesko OYJ	29,108
850		Neste Oil OYJ	29,418
29,320		Nokia OYJ	582,082
1,000	@	Oriola-KD OYJ	2,440
1,000	@	Orion OYJ	16,823
5,076		Rautaruukki OYJ	144,503
2,900		Sampo OYJ	54,754
41		Wartsila OYJ	1,594
			1,054,353

		France: 8.2%
1,832		Accor	108,099
912		Air France	22,507
9,591		Alcatel SA	107,992
1,304	@, #	Atos Origin	60,517
11,430		AXA	393,656
1,431		BNP Paribas	139,392
5,734		Bouygues	286,363
756		Cap Gemini SA	40,631
841		Carrefour SA	52,440
2,571		Casino Guichard Perrachon SA	211,250
3,427		Cie de Saint-Gobain	244,887
406	@, #	Cie Generale D’Optique Essilor International SA	40,631
15,490		Credit Agricole SA	622,772
2,622		Gaz de France	93,299
2,080		Groupe Danone	274,984
1,714		L’Oreal SA	171,795
421		Lafarge SA	50,851
1,949		Lagardere SCA	136,700
1,930		LVMH Moet Hennessy Louis Vuitton SA	193,992
4,649		Michelin (C.G.D.E.)	282,788
235		Pinault-Printemps-Redoute	31,421
6,613		Sanofi-Synthelabo SA	628,072
1,709		Societe Generale	255,212
5,706		Suez SA	236,603
6,524		Technip SA	351,786
6,827		Thales SA	271,698
9,203		Total SA	626,770
348		Unibail	64,634
1,037		Veolia Environnement	56,455
6,864		Vivendi Universal SA	233,083
			6,291,280

			PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Germany: 4.6%
1,344		Adidas-Salomon AG	$62,684
1,349		Allianz AG	211,655
210		BASF AG	16,916
338		Bayer AG	16,639
801		Beiersdorf AG	42,119
350		Celesio AG	16,402
4,970		Deutsche Bank AG	574,151
8,767		Deutsche Lufthansa AG	163,400
17,018		Deutsche Telekom AG	263,626
686		EON AG	82,761
378		Fresenius Medical Care AG	45,435
9,280		Hochtief AG	480,621
4,972	@	Infineon Technologies AG	53,323
892		Merck KGaA	81,417
738		Metro AG	42,081
2,537		Muenchener Rueckversicherungs AG	349,238
4,250		Salzgitter AG	334,660
1,562		SAP AG	285,243
1,296		Siemens AG	104,456
7,594		ThyssenKrupp AG	264,579
1,088		TUI AG	22,163
324		Volkswagen AG	24,325
120		Wincor Nixdorf AG	15,936
			3,553,830

		Greece: 0.5%
1,221		Coca-Cola Hellenic Bottling Co. SA	38,735
1,693		Cosmote Mobile Communications SA	38,112
3,955		EFG Eurobank Ergasias SA	111,826
1,626		Hellenic Petroleum SA	22,720
3,479		National Bank of Greece	134,347
1,277		OPAP SA	46,443
508		Titan Cement Co. SA	24,808
			416,991

		Hong Kong: 1.4%
15,287		Cathay Pacific Airways Ltd.	27,405
28,300		CLP Holdings Ltd.	167,877
8,930		Esprit Holdings Ltd.	68,078
56,481		Hang Lung Properties Ltd.	111,594
17,529		Henderson Land Development	96,108
6,000		Hong Kong Exchanges and Clearing Ltd.	39,013
15,364		Hutchison Whampoa International Ltd.	140,368
14,000		New World Development Ltd.	23,965
46,000		PCCW Ltd.	29,030
47,678		Sino Land Co.	80,398
5,000		Swire Pacific Ltd.	51,973
3,000		Television Broadcasts Ltd.	18,365
24,523		Wharf Holdings Ltd.	91,189
16,500		Wing Hang Bank Ltd.	151,363
			1,096,726

			PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Ireland: 1.1%
11,388		Allied Irish Banks PLC	$275,475
8,269		C&C Group PLC	86,632
2,891		CRH PLC	93,216
16,773		Depfa Bank PLC	283,721
6,257		Eircom Group PLC	17,464
1,610	@	Elan Corp., PLC	24,396
1,852	@	Grafton Group PLC	23,609
1,110		Irish Life & Permanent PLC	25,675
			830,188

		Italy: 3.6%
2,737		Autogrill S.p.A.	42,923
13,638		Banca Fideuram S.p.A.	86,587
74,614		Banca Intesa S.p.A.	431,573
555		Banche Popolari Unite SCRL	14,937
56,540		Capitalia S.p.A.	474,768
30,251		Enel S.p.A.	267,268
16,842		ENI-Ente Nazionale Idrocarburi S.p.A.	516,700
3,148	@	Fiat S.p.A.	44,567
7,217		Fondiaria-Sai S.p.A.	291,396
660		Italcementi S.p.A.	16,421
560		Lottomatica S.p.A.	20,858
1,479		Luxottica Group S.p.A.	40,930
4,143		Mediaset S.p.A.	47,023
52,531		Pirelli & C S.p.A.	44,112
38,189		Seat Pagine Gialle S.p.A.	18,286
93,680		Telecom Italia S.p.A.	251,893
14,363		Telecom Italia S.p.A.	34,674
14,473		UniCredito Italiano S.p.A.	111,453
			2,756,369

		Japan: 22.2%
5,000		All Nippon Airways Co., Ltd.	19,232
1,700		Alps Electric Co., Ltd.	21,072
11,200		Asahi Breweries Ltd.	163,465
29,000		Bridgestone Corp.	528,044
2,000		Canon, Inc.	95,487
14		Central Japan Railway Co.	154,945
5,000		Chugai Pharmaceutical Co., Ltd.	103,014
11,000		Dai Nippon Printing Co., Ltd.	173,234
27,000		Dainippon Screen Manufacturing Co., Ltd.	210,338
16,000		Daiwa Securities Group, Inc.	178,953
14,000		Denki Kagaku Kogyo K K	56,464
9		East Japan Railway Co.	66,975
4,500		Eisai Co., Ltd.	207,945
4,000		Fuji Electric Holdings Co., Ltd.	19,808
14,000		Fujitsu Ltd.	108,572
800		Hakuhodo DY Holdings, Inc.	58,292
32,000		Hino Motors Ltd.	180,993
63,000		Hitachi Ltd.	399,762
400		Ibiden Co., Ltd.	19,343
7,300		Isetan Co., Ltd.	114,774
53,000		Itochu Corp.	478,147
25,000	@	Japan Airlines Corp.	45,996
58		Japan Tobacco, Inc.	222,449
8,600		JFE Holdings, Inc.	343,719
2,000		Kaneka Corp.	17,880
6,000		Kao Corp.	155,749

		PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund		as of July 31, 2006 (Unaudited)(continued)
Shares		Value

	Japan (continued)
17,000	Kawasaki Kisen Kaisha Ltd.	$98,714
3,000	Keisei Electric Railway Co., Ltd.	16,536
830	Keyence Corp.	189,474
9,000	Kintetsu Corp.	28,253
20,000	Kobe Steel Ltd.	60,414
12,000	Kubota Corp.	110,317
600	Lawson, Inc.	20,485
7,100	Leopalace21 Corp.	248,678
13,400	Makita Corp.	440,070
4,000	Marubeni Corp.	21,259
3,000	Meiji Dairies Corp.	18,512
6	Millea Holdings, Inc.	116,034
26,500	Mitsubishi Chemical Holdings Corp.	166,532
5,000	Mitsubishi Materials Corp.	19,872
31	Mitsubishi Tokyo Financial Group, Inc.	434,295
8,000	Mitsui Chemicals, Inc.	50,230
10,000	Mitsui Fudosan Co., Ltd.	212,395
10,000	Mitsui OSK Lines Ltd.	66,012
11,000	Mitsui Sumitomo Insurance Co., Ltd.	129,627
47,000	Mitsui Trust Holdings, Inc.	516,433
19	Mizuho Financial Group, Inc.	159,762
4,000	NGK Spark Plug Co., Ltd.	83,691
17,000	Nikon Corp.	301,349
2,200	Nintendo Co., Ltd.	410,887
5,000	Nippon Express Co., Ltd.	25,451
76,000	Nippon Steel Corp.	295,856
109	Nippon Telegraph & Telephone Corp.	566,103
15	Nippon Unipac Holding	59,759
8,000	Nippon Yusen Kabushiki Kaisha	51,546
97,000	Nishi-Nippon City Bank Ltd.	429,272
55,000	Nisshin Steel Co., Ltd.	165,112
14,000	OJI Paper Co., Ltd.	81,182
80,000	Oki Electric Industry Ltd.	166,049
500	Oriental Land Co., Ltd.	27,468
240	ORIX Corp.	62,645
400	Promise Co., Ltd.	17,927
27	Rakuten, Inc.	12,847
220	Resona Holdings, Inc.	689,769
5,100	Sankyo Co., Ltd.	279,865
2	Sapporo Hokuyo Holdings, Inc.	23,405
4,600	Seiko Epson Corp.	128,756
3,000	Sekisui Chemical Co., Ltd.	25,916
92,000	Shimizu Corp.	491,941
74,000	Shinko Securities Co., Ltd.	266,211
12,900	Showa Shell Sekiyu KK	161,406
45	Softbank Investment Corp.	17,681
13,000	Sompo Japan Insurance, Inc.	175,660
15,000	Sumitomo Metal Industries Ltd.	59,964
5	Sumitomo Mitsui Financial Group, Inc.	53,256
3,000	Suzuken Co., Ltd.	117,718
195,000	Taisei Corp.	653,503
12,000	Takashimaya Co., Ltd.	145,013
7,700	Takeda Chemical Industries Ltd.	496,292
4,000	Tokyo Electron Ltd.	254,416
152,000	Tokyo Gas Co., Ltd.	755,738
1,800	Tokyo Steel Manufacturing Co., Ltd.	33,461
3,000	Toppan Printing Co., Ltd.	34,510
44,000	Toshiba Corp.	284,625
43,000	Tosoh Corp.	151,857
51,000	Toyobo Co., Ltd.	133,578
11,900	Toyota Motor Corp.	626,384
19,000	UNY Co., Ltd.	274,125
11	West Japan Railway Co.	45,965
22,500	Yamaha Motor Co., Ltd.	587,231
		16,993,946

			PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Luxembourg: 0.7%
10,426		Arcelor	$556,696
			556,696

		Netherlands: 6.4%
16,275		Aegon NV	275,816
4,601	@	ASML Holding NV	91,082
5,690		Buhrmann NV	78,520
350		Corio NV	23,448
5,414		DSM NV	211,617
635		Euronext NV	57,052
5,490		European Aeronautic Defense and Space Co.	158,527
13,247	@	Koninklijke Ahold NV	118,604
10,938		Koninklijke Philips Electronics NV	360,352
630		Rodamco Europe NV	66,755
32,526		Royal Dutch Shell PLC - Class A	1,151,029
30,229		Royal Dutch Shell PLC - Class B	1,115,976
20,374		Royal KPN NV	231,236
2,996		SBM Offshore NV	82,686
4,170		TPG NV	149,174
23,548		Unilever NV	560,001
242		Wereldhave NV	25,642
7,118		Wolters Kluwer NV	167,702
			4,925,219

		New Zealand: 0.1%
6,496		Fletcher Building Ltd.	34,993
14,773		Telecom Corp. of New Zealand Ltd.	37,228
			72,221

		Norway: 0.6%
240		Aker Kvaerner ASA	24,347
4,000		DNB Holding ASA	50,655
800		Norsk Hydro ASA	22,912
1,220		Orkla ASA	55,337
60	@	Petrojarl ASA	382
2,720	@	Petroleum Geo-Services ASA	148,814
5,000	@	Stolt Offshore SA	86,263
3,000		Telenor ASA	38,230
1,600		Yara International ASA	24,096
			451,036

		Portugal: 0.3%
29,899		Banco Comercial Portugues SA	85,961
7,746		Electricidade de Portugal SA	30,677
4,120		Portugal Telecom SGPS SA	51,086
15,459		Sonae SGPS SA	24,285
			192,009

			PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Singapore: 0.8%
22,000		CapitaLand Ltd.	$57,049
50,000		ComfortDelgro Corp., Ltd.	49,345
37,000		Fraser and Neave Ltd.	94,540
4,000		Singapore Airlines Ltd.	32,938
10,000		Singapore Press Holdings Ltd.	24,677
43,000		Singapore Telecommunications Ltd.	70,486
26,000		United Overseas Bank Ltd.	256,873
			585,908

		Spain: 3.9%
1,765		Abertis Infraestructuras SA	41,570
1,947		Altadis SA	92,251
4,299		Banco Bilbao Vizcaya Argentaria SA	91,598
72,353		Banco Santander Central Hispano SA	1,096,146
15,168		Endesa SA	518,043
2,089		Fomento de Construcciones y Contratas SA	163,118
1,093		Inditex SA	47,524
331		Metrovacesa SA	30,227
5,935		Repsol YPF SA	167,324
43,113		Telefonica SA	729,369
			2,977,170

		Sweden: 2.1%
2,102		Atlas Copco AB	49,941
2,100	@	Capio AB	32,059
1,327		Electrolux AB	19,260
1,327	@	Husqvarna AB- Class B	14,270
4,400		Kungsleden AB	50,399
400	@	Modern Times Group AB	19,902
4,300		Nobia AB	144,263
25,500		Nordea AB	319,591
1,841		Scania AB	82,650
1,200		Securitas AB	22,418
1,362		SKF AB	19,293
6,800		Ssab Svenskt Stal AB	135,340
1,400		Swedish Match AB	23,126
3,837		Tele2 AB	37,600
88,073		Telefonaktiebolaget LM Ericsson	277,599
6,500		TeliaSonera AB	36,449
1,200		Trelleborg AB	21,759
6,162		Volvo AB	326,707
			1,632,626

		Switzerland: 6.8%
1,167		Adecco SA	67,909
4,699		Compagnie Financiere Richemont AG	212,271
4,654		Credit Suisse Group	260,859
3,292		Holcim Ltd.	257,059
312		Kuehne & Nagel International AG	20,817
1,314	@	Logitech International SA	26,720
2,516		Nestle SA	824,777
8,529		Novartis AG	482,608
1,578		Phonak Holding AG	99,634
6,795		Roche Holding AG	1,209,253
4,325		Schindler Holding AG	232,251
4,511		STMicroelectronics NV	67,358
90		Swisscom AG	29,668
19,650		UBS AG	1,069,611
1,600		Zurich Financial Services AG	359,428
			5,220,223

			PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		United Kingdom: 20.1%
34,013		Amvescap PLC	$330,117
2,361		Anglo American PLC	99,147
16,453		AstraZeneca PLC	1,004,387
8,191		Aviva PLC	109,952
26,403		Barclays PLC	310,058
1,212		Barratt Developments PLC	21,962
2,430	@	Berkeley Group Holdings PLC	55,905
14,266		Boots Group PLC	209,515
103,787		BP PLC	1,262,980
11,189		Brambles Industries PLC	91,391
10,225	@	British Airways PLC	73,953
12,430		British American Tobacco PLC	334,944
33,698		Brixton PLC	315,812
132,527		BT Group PLC	587,854
10,811		Cable & Wireless PLC	23,250
1,708		Cadbury Schweppes PLC	16,681
3,712		Carnival PLC	147,707
7,091		Collins Stewart Tullett PLC	102,003
20,471		Corus Group PLC	164,380
15,086		Davis Service Group PLC	134,304
34,883		Dixons Group PLC	130,058
3,869		Electrocomponents PLC	17,077
11,938		First Choice Holidays PLC	51,175
5,450		First Group PLC	45,817
4,429		GKN PLC	21,496
25,347		GlaxoSmithKline PLC	701,332
50,393		HBOS PLC	917,840
52,571		HSBC Holdings PLC	954,784
4,810		Intercontinental Hotels Group PLC	77,914
137,557		International Power PLC	757,276
43,698		Kingfisher PLC	199,831
12,931		Ladbrokes PLC	93,350
79,491		Legal & General Group PLC	184,570
17,144		LogicaCMG PLC	54,704
41,484		Marks & Spencer Group PLC	462,856
737		Next PLC	23,539
4,901		Old Mutual PLC	14,841
3,203		Reckitt Benckiser PLC	128,585
68,068		Rexam PLC	641,492
821		Rio Tinto PLC	42,657
147,928		Royal & Sun Alliance Insurance Group	369,768
35,000		Royal Bank of Scotland Group PLC	1,139,953
14,532		SABMiller PLC	291,992
15,049		Scottish & Newcastle PLC	150,208
20,220		Stagecoach Group PLC	42,492
17,039		Taylor Woodrow PLC	109,754
46,373		Tesco PLC	311,557
105,973		Tomkins PLC	559,584
21,029		Unilever PLC	497,721
51,646		United Business Media PLC	610,672
194,537	@	Vodafone Group PLC	422,449
			15,423,646

		Total Common Stock
		(Cost $73,169,314)	74,407,680

		PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund		as of July 31, 2006 (Unaudited)(continued)
Shares			Value

PREFERRED STOCK: 1.7%

	Germany: 1.7%
896	ProSieben SAT.1 Media AG		$22,820
8,518	RWE AG		677,187
10,842	Volkswagen AG		577,674

	Total Preferred Stock		1,277,681
	(Cost $1,209,081)

	Total Investments in Securities
	(Cost $74,378,395)*	98.9%	$75,685,361
	Other Assets and Liabilities - Net	1.1	876,964
	Net Assets	100.0%	$76,562,325

	Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
	The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East.
	@ Non-income producing security
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	* Cost for federal income tax purposes is $74,956,340.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,834,532
	Gross Unrealized Depreciation	(2,105,511)
	Net Unrealized Appreciation	$729,021

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2006 (Unaudited)(continued)

Percentage of
Industry	Net Assets
Advertising	0.1%
Aerospace/Defense	0.6
Agriculture	0.9
Airlines	0.6
Apparel	0.1
Auto Manufacturers	2.4
Auto Parts & Equipment	1.3
Banks	17.4
Beverages	1.3
Building Materials	1.0
Chemicals	1.0
Commercial Services	0.8
Computers	0.4
Cosmetics/Personal Care	0.5
Distribution/Wholesale	0.8
Diversified Financial Services	3.0
Electric	3.7
Electrical Components & Equipment	0.9
Electronics	1.1
Engineering & Construction	2.9
Entertainment	0.4
Exchange Traded Fund	4.8
Food	4.1
Forest Products & Paper	0.2
Gas	1.2
Hand/Machine Tools	0.9
Healthcare - Products	0.2
Healthcare - Services	0.1
Holding Companies - Diversified	1.4
Home Builders	0.3
Home Furnishings	0.2
Household Products/Wares	0.2
Insurance	4.2
Iron/Steel	3.9
Leisure Time	1.4
Lodging	0.2
Machinery - Construction & Mining	0.1
Machinery - Diversified	0.1
Media	1.7
Mining	0.6
Miscellaneous Manufacturing	0.6
Office/Business Equipment	0.3
Oil & Gas	7.0
Oil & Gas Services	0.9
Packaging & Containers	1.2
Pharmaceuticals	6.9
Real Estate	2.3
Real Estate Investment Trust	0.2
Retail	2.8
Semiconductors	0.6
Software	0.4
Telecommunications	6.3
Textiles	0.2
Toys/Games/Hobbies	0.5
Transportation	1.6
Water	0.1
Other Assets and Liabilities - Net	1.1
Total Net Assets	100.0%

			PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund			as of July 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 97.1%

		Australia: 2.7%
93,198		Computershare Ltd.	$561,197
22,078		Woodside Petroleum Ltd.	726,357
			1,287,554

		Austria: 1.2%
9,905		Erste Bank der Oesterreichischen Sparkassen AG	571,806
			571,806

		Belgium: 1.3%
11,900		Interbrew	625,312
			625,312

		Brazil: 1.1%
10,100		Aracruz Celulose SA ADR	504,798
			504,798

		Canada: 3.9%
13,092	@	Cameco Corp.	522,371
19,900		Manulife Financial Corp.	630,432
8,317		Suncor Energy, Inc.	674,093
			1,826,896

		China: 2.7%
918,000		China Petroleum & Chemical Corp.	524,218
311,000	@	Foxconn International Holdings Ltd.	723,158
			1,247,376

		Denmark: 2.1%
36,300	@	Vestas Wind Systems A/S	978,309
			978,309

		Finland: 1.0%
34,700		Nokian Renkaat OYJ	479,878
			479,878

		France: 7.6%
4,722	#	Cie Generale D’Optique Essilor International SA	472,565
4,887		LVMH Moet Hennessy Louis Vuitton SA	491,212
6,525		Schneider Electric SA	671,153
10,866		Technip SA	585,915
11,040		Total SA ADR	753,259
11,070		Veolia Environnement	602,653
			3,576,757

		Germany: 5.7%
12,680		Adidas-Salomon AG	591,391
3,018		Allianz AG	473,518
6,127		RWE AG	536,928
9,100		SAP AG ADR	415,233
8,001		Siemens AG	644,869
			2,661,939

			PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Hong Kong: 2.9%
107,000		Esprit Holdings Ltd.	$815,717
260,000		Shangri-La Asia Ltd.	534,793
			1,350,510

		India: 2.2%
8,806		HDFC Bank Ltd. ADR	476,845
13,600		Infosys Technologies Ltd. ADR	558,824
			1,035,669

		Israel: 1.0%
14,700		Teva Pharmaceutical Industries Ltd. ADR	486,276
			486,276

		Italy: 2.4%
148,700		UniCredito Italiano S.p.A.	1,145,105
			1,145,105

		Japan: 15.7%
26,300		Denso Corp.	902,962
11,900		Ibiden Co., Ltd.	575,461
9,800		Nidec Corp.	697,015
9,500		Nitto Denko Corp.	690,253
4,390		ORIX Corp.	1,145,884
45,000		Sharp Corp.	760,782
4,900		SMC Corp.	627,445
76		Sumitomo Mitsui Financial Group, Inc.	809,486
23,800		THK Co., Ltd.	634,062
10,400		Toyota Motor Corp.	547,428
			7,390,778

		Mexico: 1.3%
18,866		Wal-Mart de Mexico SA de CV ADR	584,857
			584,857

		Netherlands: 1.1%
15,200		Koninklijke Philips Electronics NV	500,536
			500,536

		Singapore: 2.5%
46,000		DBS Group Holdings Ltd.	526,822
68,000		Keppel Corp., Ltd.	658,360
			1,185,182

		South Korea: 2.2%
6,400		Kookmin Bank ADR	551,936
1,525	#	Samsung Electronics Co., Ltd. GDR	485,090
			1,037,026

		Spain: 6.5%
51,500		Banco Bilbao Vizcaya Argentaria SA	1,097,296
43,626		Banco Santander Central Hispano SA	660,932
75,963		Telefonica SA	1,285,113
			3,043,341

		PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund		as of July 31, 2006 (Unaudited)(continued)
Shares				Value

		Switzerland: 11.7%
8,763		Credit Suisse Group		$491,170
9,060		Holcim Ltd.		707,460
1,660		Nestle SA		544,169
19,800		Novartis AG		1,120,370
5,110		Roche Holding AG		909,387
5,195	@	Syngenta AG		746,602
4,167		Synthes, Inc.		481,476
8,670		UBS AG		471,935
				5,472,569

		Taiwan: 1.0%
53,022		Taiwan Semiconductor Manufacturing Co., Ltd. ADR		459,701
				459,701

		United Kingdom: 17.3%
335,039		ARM Holdings PLC		727,578
67,800		Barclays PLC		796,195
35,600		BHP Billiton PLC		674,788
9,906		BP PLC ADR		718,383
82,542		British Sky Broadcasting PLC		864,308
13,277		Carnival PLC		528,315
204,658		Hays PLC		511,959
42,111		HBOS PLC		766,994
72,994		Prudential PLC		767,693
13,900		Reckitt Benckiser PLC		558,016
59,898		Smith & Nephew PLC		515,830
105,241		Tesco PLC		707,064
				8,137,123

		Total Common Stock
		(Cost $45,078,424)		45,589,298

		Total Investments in Securities
		(Cost $45,078,424)*	97.1%	$45,589,298
		Other Assets and Liabilities - Net	2.9	1,358,837
		Net Assets	100.0%	$46,948,135

		Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $45,125,764.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$1,632,403
		Gross Unrealized Depreciation	(1,168,869)
		Net Unrealized Appreciation	$463,534

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of July 31, 2006 (Unaudited)(continued)

Percentage of
Industry	Net Assets
Apparel	1.3%
Auto Manufacturers	1.2
Auto Parts & Equipment	2.9
Banks	16.8
Beverages	1.3
Building Materials	1.5
Chemicals	3.1
Commercial Services	1.1
Computers	1.2
Distribution/Wholesale	1.7
Diversified Financial Services	3.4
Electric	1.1
Electrical Components & Equipment	5.1
Electronics	2.3
Food	2.7
Forest Products & Paper	1.1
Hand/Machine Tools	4.2
Healthcare - Products	3.1
Holding Companies - Diversified	2.5
Household Products/Wares	1.2
Insurance	4.0
Leisure Time	1.1
Lodging	1.1
Media	1.8
Mining	2.6
Miscellaneous Manufacturing	1.4
Oil & Gas	7.2
Oil & Gas Services	1.2
Pharmaceuticals	5.4
Retail	1.2
Semiconductors	3.6
Software	2.1
Telecommunications	4.3
Water	1.3
Other Assets and Liabilities - Net	2.9
Total Net Assets	100.0%

			PORTFOLIO OF INVESTMENTS
ING International Fund			as of July 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 98.3%

		Australia: 2.6%
82,749		BHP Billiton Ltd.	$1,748,722
199,043	@, L	Brambles Industries Ltd.	1,657,327
			3,406,049

		Belgium: 1.6%
38,672		Interbrew	2,032,107
			2,032,107

		Brazil: 1.2%
23,362	@	Uniao de Bancos Brasileiros SA ADR	1,620,622
			1,620,622

		Canada: 1.9%
55,400		Petro - Canada	2,476,038
			2,476,038

		Finland: 2.6%
171,222		Nokia OYJ	3,399,225
			3,399,225

		France: 4.8%
35,500		Carrefour SA	2,213,573
19,200		Groupe Danone	2,538,313
10,478		Societe Generale	1,564,721
			6,316,607

		Germany: 9.9%
10,107		Allianz AG	1,585,769
30,960		BASF AG	2,493,909
16,700		Deutsche Bank AG	1,929,241
93,771		Deutsche Lufthansa AG	1,747,714
13,700		EON AG	1,652,810
26,462		MAN AG	1,915,389
12,400		Wincor Nixdorf AG	1,646,769
			12,971,601

		Greece: 1.3%
64,971		Alpha Bank AE	1,666,961
			1,666,961

		Hong Kong: 1.2%
173,000		Hutchison Whampoa International Ltd.	1,580,560
			1,580,560

		India: 2.1%
166,000	#	Cipla Ltd. GDR	841,364
44,842	@, L	Infosys Technologies Ltd. ADR	1,842,558
			2,683,922

		Italy: 1.4%
64,000		Banco Popolare di Verona e Novara SCRL	1,824,172
			1,824,172

			PORTFOLIO OF INVESTMENTS
ING International Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Japan: 18.7%
33,700		Aeon Mall Co., Ltd.	$1,482,092
74,200		Chugai Pharmaceutical Co., Ltd.	1,528,725
67,000		Komatsu Ltd.	1,349,691
295		Mitsubishi Tokyo Financial Group, Inc.	4,132,810
11,600		Nintendo Co., Ltd.	2,166,494
52,800		NOK Corp.	1,380,110
104,500		Nomura Holdings, Inc.	1,859,262
7,900		ORIX Corp.	2,062,069
105,225		Ricoh Co., Ltd.	2,120,845
19,700		Ryohin Keikaku Co., Ltd.	1,492,029
105,000		Sekisui House Ltd.	1,490,150
25,600		Tokyo Electron Ltd.	1,628,264
18,200		Yamada Denki Co., Ltd.	1,774,636
			24,467,177

		Malaysia: 1.3%
251,900		Genting BHD	1,721,631
			1,721,631

		Mexico: 1.1%
506,800	@	Cemex SA de CV	1,430,992
			1,430,992

		Netherlands: 2.1%
82,300	@	Koninklijke Philips Electronics NV	2,710,139
			2,710,139

		Poland: 1.2%
89,800	@	Grupa Lotos SA	1,540,421
			1,540,421

		Russia: 1.2%
609,051		TNK-BP Holding OJSC	1,565,261
			1,565,261

		Singapore: 1.3%
146,200	@	Flextronics International Ltd.	1,657,908
			1,657,908

		South Korea: 1.3%
20,190		Kookmin Bank	1,747,332
			1,747,332

		Sweden: 3.5%
92,532		Assa Abloy AB	1,523,238
132,500		Nordea AB	1,660,621
136,300		Sandvik AB	1,419,449
			4,603,308

		Switzerland: 10.4%
183,094		ABB Ltd.	2,368,787
24,500		Lonza Group AG	1,663,935
87,588		Novartis AG	4,956,109
25,760		Roche Holding AG	4,584,306
			13,573,137

			PORTFOLIO OF INVESTMENTS
ING International Fund			as of July 31, 2006 (Unaudited)(continued)
Shares				Value

		Taiwan: 2.3%
237,000		HON HAI Precision Industry Co., Ltd.		$1,404,348
2,191,000		Taiwan Cement Corp.		1,615,616
				3,019,964

		Thailand: 1.1%
521,800		Bangkok Bank PLC		1,461,702
				1,461,702

		United Kingdom: 19.9%
72,800		Anglo American PLC		3,057,145
69,118		AstraZeneca PLC		4,219,365
219,361		Capita Group PLC		2,143,672
67,000	@	CSR PLC		1,422,168
138,400		Diageo PLC		2,434,899
72,401		Imperial Tobacco Group PLC		2,367,651
642,100		Legal & General Group PLC		1,490,894
467,100		Old Mutual PLC		1,414,437
63,577		Rio Tinto PLC		3,303,282
971,818	@	Vodafone Group PLC		2,110,359
165,397		WPP Group PLC		1,958,732
				25,922,604

		United States: 2.3%
31,100	@	ENSCO International, Inc.		1,437,442
44,200	@	Rowan Cos., Inc.		1,497,054
				2,934,496

		Total Common Stock
		(Cost $121,884,116)		128,333,936

Principal Amount				Value

SHORT-TERM INVESTMENTS: 3.4%

		Repurchase Agreement: 1.4%
$1,831,000		Deutsche Bank Repurchase Agreement dated, 07/31/06, 5.260%, due 08/01/06, $1,831,268 to be received upon repurchase (Collateralized by $1,865,000 Federal Home Loan Bank, 4.950%, Market Value plus accrued interest $1,869,061, due 10/12/10)		$1,831,000

		Total Repurchase Agreement
		(Cost $1,831,000)		1,831,000

		Securities Lending Collateralcc: 2.0%
2,561,263		The Bank of New York Institutional Cash Reserves Fund		2,561,263

		Total Securities Lending Collateral
		(Cost $2,561,263)		2,561,263

		Total Short-Term Investments:
		(Cost $4,392,263)		4,392,263

		Total Investments in Securities
		(Cost $126,276,379)*	101.7%	$132,726,199
		Other Assets and Liabilities - Net	(1.7)	(2,187,718)
		Net Assets	100.0%	$130,538,481

PORTFOLIO OF INVESTMENTS
ING International Fund	as of July 31, 2006 (Unaudited)(continued)

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at July 31, 2006.
*	Cost for federal income tax purposes is $126,317,957.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$10,612,972
	Gross Unrealized Depreciation	(4,204,730)
	Net Unrealized Appreciation	$6,408,242

Percentage of
Industry	Net Assets
Advertising	1.5%
Agriculture	1.8
Airlines	1.3
Auto Parts & Equipment	1.1
Banks	13.5
Beverages	3.4
Building Materials	2.3
Chemicals	3.2
Commercial Services	2.9
Computers	1.3
Diversified Financial Services	3.0
Electric	1.3
Electronics	4.4
Engineering & Construction	1.8
Food	3.6
Hand/Machine Tools	1.1
Holding Companies - Diversified	1.2
Home Builders	1.2
Insurance	3.5
Lodging	1.3
Machinery - Construction & Mining	1.0
Machinery - Diversified	1.5
Metal Fabricate/Hardware	1.2
Mining	6.2
Office/Business Equipment	1.6
Oil & Gas	6.5
Pharmaceuticals	12.4
Real Estate	1.1
Retail	2.5
Semiconductors	2.3
Software	1.4
Stock Funds	1.4
Telecommunications	4.2
Toys/Games/Hobbies	1.7
Securities Lending Collateral	2.0
Other Assets and Liabilities - Net	(1.7)
Total Net Assets	100.0%

			PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund			as of July 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 91.6%

		Australia: 19.8%
170,300		Commonwealth Property Office Fund	$179,491
300,900		DB Rreef Trust	357,390
269,100		GPT Group	932,060
316,100		Investa Property Group	554,619
33,000		Lend Lease Corp., Ltd.	360,388
178,000		Macquarie CountryWide Trust	252,344
121,700		Macquarie Goodman Group	556,740
170,600		Macquarie Office Trust	179,014
111,000		Mirvac Group	363,046
139,165		Prime Retail Group	740,301
140,800		Stockland	737,983
158,100		Valad Property Group	175,610
173,100		Westfield Group	2,440,562
			7,829,548

		Austria:0.9%
16,900	@	Conwert Immobilien Invest AG	338,855
			338,855

		Canada: 5.3%
16,100	@, #	Calloway Real Estate Investment Trust	364,907
20,100	@	Cominar Real Estate Investment Trust	349,712
2,900		Dundee Real Estate Investment Trust	73,672
33,000		RioCan Real Estate Investment Trust	663,383
28,700		Summit Real Estate Investment Trust	645,921
			2,097,595

		China: 0.5%
41,000		Guangzhou R&F Properties Co., Ltd.	196,532
			196,532

		Finland: 0.9%
30,300		Sponda OYJ	340,894
			340,894

		France: 3.9%
3,600		Klepierre	456,323
2,600		Societe de la Tour Eiffel	332,728
4,000		Unibail	742,916
			1,531,967

		Germany: 1.4%
6,300		DIC Asset AG	181,214
4,800		IVG Immobilien AG	152,953
9,500	@	Patrizia Immobilien AG	232,876
			567,043

		Guernsey: 0.5%
134,644	@	Develica Deutschland Ltd.	176,294
			176,294

		Hong Kong: 12.5%
718,850	@	Champion Real Estate Investment Trust	353,402
82,800		Cheung Kong Holdings Ltd.	897,276
162,000		Hang Lung Properties Ltd.	408,784
92,900		Hongkong Land Holdings Ltd.	362,644
195,000		Hysan Development Co., Ltd.	548,636
161,000		Kerry Properties Ltd.	530,664
172,500		Link Real Estate Investment Trust	362,317
104,300		Sun Hung Kai Properties Ltd.	1,096,787
101,000		Wharf Holdings Ltd.	375,571
			4,936,081

			PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Italy: 0.4%
157,300		Beni Stabili S.p.A.	$157,336
			157,336

		Japan: 19.0%
69		Japan Excellent, Inc.	355,096
38		Japan Logistics Fund, Inc.	280,909
18		Japan Real Estate Investment Co.	156,952
4,700		Leopalace21 Corp.	164,618
102,100		Mitsubishi Estate Co., Ltd.	2,116,383
117,600		Mitsui Fudosan Co., Ltd.	2,497,761
58		Nippon Building Fund, Inc.	571,608
40,100		Sumitomo Realty & Development Co., Ltd.	997,836
27,000		Tokyu Land Corp.	207,243
24		Tokyu Real Estate Investment Trust Inc.	170,921
			7,519,327

		Netherlands: 3.0%
5,200		Rodamco Europe NV	550,997
3,300		Vastned Retail NV	280,071
3,500		Wereldhave NV	370,860
			1,201,928

		Philippines: 0.5%
726,000		Ayala Land, Inc.	193,668
			193,668

		Singapore: 4.3%
146,000		Ascendas Real Estate Investment Trust	179,089
148,000		CapitaCommercial Trust	176,974
247,200		CapitaLand Ltd.	641,026
32,900		City Developments Ltd.	186,285
233,000		Fortune Real Estate Investment Trust	181,417
578,800		Macquarie MEAG Prime Real Estate Investment Trust	335,435
			1,700,226

		Spain: 0.6%
8,000	@	PARQUESOL INMOB SA EUR	232,998
			232,998

		Sweden: 1.6%
61,400		Castellum AB	641,911
			641,911

		Thailand: 0.5%
386,000		Central Pattana PLC	193,777
			193,777

		United Kingdom: 16.0%
58,500		British Land Co., PLC	1,494,745
18,300		Capital & Regional PLC	355,375
20,300		Derwent Valley Holdings PLC	640,222
39,700		Hammerson PLC	926,059
45,800		Land Securities Group PLC	1,688,926
8,100		Liberty International PLC	173,056
35,500		Shaftesbury PLC	371,595
54,900		Slough Estates PLC	682,035
			6,332,013

		Total Common Stock
		(Cost $34,515,813)	36,187,993

			PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund			as of July 31, 2006 (Unaudited)(continued)
Principal Amount				Value

SHORT-TERM INVESTMENTS: 2.0%

		U.S. Government Agency Obligations: 2.0%
$774,000		Federal Home Loan Bank, 4.750%, due 08/01/06		$773,898

		Total U.S. Government Agency Obligations
		(Cost $773,898)		773,898

		Total Short-Term Investments:
		(Cost $773,898)		773,898

		Total Investments in Securities
		(Cost $35,289,711)*	93.6%	$36,961,891
		Other Assets and Liabilities - Net	6.4	2,532,004
		Net Assets	100.0%	$39,493,895

		Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
	@	Non-income producing security
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $35,532,101.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$1,572,521
		Gross Unrealized Depreciation	(142,731)
		Net Unrealized Appreciation	$1,429,790

Percentage of
Industry	Net Assets
Diversified Ops	1.0%
Investment Companies	0.5
Property Trust	18.9
Real Estate Management/Services	11.6
Real Estate Operation/Development	39.7
Real Estate Investment Trust - Apartments	0.9
Real Estate Investment Trust - Diversified	9.7
Real Estate Investment Trust - Office Property	3.1
Real Estate Investment Trust - Shopping Centers	5.5
Real Estate Investment Trust - Warehouse/Industrial	0.7
Federal Home Loan Bank	2.0
Other Assets and Liabilities - Net	6.4
Total Net Assets	100.0%

			PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund			as of July 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 97.2%

		Australia: 7.5%
128,223	L	Adelaide Bank Ltd.	$1,270,528
43,833		Alesco Corp., Ltd.	305,383
254,067	@	ARC Energy Ltd.	316,797
291,827	L	Australian Stock Exchange Ltd.	7,318,104
14,791		Bank of Queensland Ltd.	158,001
133,221		Baycorp Advantage Ltd	326,512
530,274		Beach Petroleum Ltd.	692,973
223,068	@	Burns Philp & Co., Ltd.	162,473
152,539		Challenger Financial Services Group Ltd.	352,942
225,108		Coates Hire Ltd.	1,072,562
13,069		Cochlear Ltd.	531,787
128,464	L	Corporate Express Australia Ltd.	570,523
1,795,144		CSR Ltd.	4,665,626
340,742		Downer EDI Ltd.	1,956,429
12,957		Flight Centre Ltd.	114,388
248,421		Galileo Shopping America Trust	217,914
11,939		Incitec Pivot Ltd.	220,149
181,444	L	Jubilee Mines NL	1,185,717
335,630	L	Just Group Ltd.	861,027
93,616	@, L	Kagara Zinc Ltd.	307,655
52,624		MacArthur Coal Ltd.	186,053
81,086	@	Miller’s Retail Ltd.	83,820
164,688		Minara Resources Ltd.	322,194
1,105,242	L	Oxiana Ltd.	2,589,805
91,084		Pacific Brands Ltd.	162,468
96,971		Perilya Ltd.	197,555
195,610	@	PMP Ltd.	227,816
219,022	L	Record Investments Ltd.	1,934,390
425,116		Seek Ltd.	1,532,475
102,240		Sigma Pharmaceuticals Ltd.	187,970
21,296	L	Spotless Group Ltd.	72,885
478,015	@	Tap Oil Ltd.	725,506
200,368	L	Timbercorp Ltd.	482,323
133,888		Tishman Speyer Office Fund	227,761
131,588	L	Transfield Services Ltd.	863,622
61,947	L	Transpacific Industries Group Ltd.	303,883
68,344		United Group Ltd.	742,243
711,898	L	Zinifex Ltd.	5,772,109
			39,222,368

		Austria: 0.3%
9,592	@	Andritz AG	1,685,333
			1,685,333

		Belgium: 0.7%
40,668		Compagnie Maritime Belge SA	1,255,446
11,154		Cumerio	216,668
9,804		Euronav NV	325,039
44,618	@, L	Option NV	1,083,262
26,854		Oriflame Cosmetics SA	915,276
			3,795,691

			PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Bermuda: 0.1%
60,019		Catlin Group Ltd.	$491,650
			491,650

		Brazil: 0.1%
48,300	@	Cia Brasileira de Petroleo Ipiranga	404,073
15,250		Metalurgica Gerdau SA	287,405
			691,478

		British Virgin Islands: 0.0%
69,618		Empire Online Ltd.	100,786
			100,786

		Canada: 3.6%
121,600	@	Algoma Steel, Inc.	3,897,174
162,000	@	AUR Resources, Inc.	2,812,848
8,600		Crescent Point Energy Trust	174,781
511,800	@	Eurozinc Mining Corp.	1,311,496
10,500	@	Focus Energy Trust	228,705
920	@	Horizon North Logistics, Inc.	2,894
4,900	@	Inmet Mining Corp.	186,180
83,900		IPSCO, Inc.	7,914,787
5,200	@	Laurentian Bank Of Canada	139,913
6,700		Mosaid Technologies, Inc.	137,943
14,400		Northbridge Financial Corp.	375,365
51,500	@	Northgate Minerals Corp.	193,404
7,400	@	Novatel, Inc.	317,534
51,700	@, #	Rona, Inc.	925,091
3,200	@	Rothmans, Inc.	54,431
10,400	@	Vermilion Energy Trust	328,073
			19,000,619

		China: 2.0%
3,002,000	L	Angang New Steel Co., Ltd.	2,368,912
536,000		Anhui Expressway Co.	395,696
1,964,000		COSCO Holdings	950,893
324,000		Dongfang Electrical Machinery Co., Ltd.	625,607
155,000		FU JI Food and Catering Services Holdings Ltd.	277,214
4,006,074	L	Jiangxi Copper Co., Ltd.	3,836,890
4,650,000	L	Maanshan Iron & Steel	1,454,778
294,000		Travelsky Technology Ltd.	333,180
			10,243,170

		Denmark: 2.3%
1,900		Amagerbanken A/S	131,383
9,400	L	Auriga Industries	231,575
130		D/S Norden	56,897
53,250	L	D/S Torm A/S	2,560,648
5,725	@	East Asiatic Co. Ltd., A/S	227,387
8,600	@	Genmab A/S	294,084
36,100	@, L	Jyske Bank	2,010,465
10,150		NKT Holding A/S	628,120
875		Sjaelso Gruppen	288,952
70,210		Sydbank A/S	2,403,686
21,250	@	Topdanmark A/S	2,971,041
			11,804,238

			PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Finland: 1.2%
41,060		Cargotec Corp.	$1,681,550
12,200		Finnair OYJ	168,247
40,800		KCI Konecranes OYJ	750,769
26,800		Kesko OYJ	1,114,423
29,100	@	Oriola-KD OYJ	70,999
18,100	@	Orion OYJ	304,503
95,500		Raisio Group PLC	201,282
15,200		Ramirent OYJ	563,855
52,050		Rautaruukki OYJ	1,481,755
			6,337,383

		France: 4.3%
12,955	@	Alten	399,750
2,969		BioMerieux	182,156
10,024		CFF Recycling	343,940
9,721	@	Compagnie Generale de Geophysique SA	1,682,382
77,751	L	Etablissements Maurel et Prom	1,573,574
22,715		Kaufman & Broad SA	1,269,595
52,406	L	Neopost SA	5,712,356
39,782		Nexans SA	3,091,605
79,319		Nexity	4,548,133
36,340	L	Oberthur Card Systems SA	222,837
3,504	@	Orpea	241,749
1,569		Pierre & Vacances	180,236
5,447		Pinguely-Haulotte	160,431
3,697		Rallye SA	177,165
4,982		Trigano SA	244,957
47,034	L	UBISOFT Entertainment	2,285,999
			22,316,865

		Germany: 6.7%
41,110		Balda AG	433,096
3,302		CTS Eventim AG	96,541
212,193	@, L	Deutz AG	1,780,525
25,025	@	EM.TV AG	103,833
28,096	@	Epcos AG	393,439
11,748		Gildemeister AG	110,717
11,055	@	Jenoptik AG	97,407
34,198		Leoni AG	1,332,376
10,565		MPC Muenchmeyer Petersen Capital AG	764,567
129,478		MTU Aero Engines Holding AG	4,593,883
8,386		Pfeiffer Vacuum Technology AG	538,436
16,663		Praktiker Bau- und Heimwerkermaerkte AG	494,185
37,691		Salzgitter AG	2,967,923
204,846	@	SGL Carbon AG	3,774,517
3,653		Sixt AG	192,285
9,130		Software AG	515,570
110,246	L	Solarworld AG	5,991,213
63,417		Techem AG	2,909,600
122,715	@	Vivacon AG	2,935,467
36,952		Wincor Nixdorf AG	4,907,370
			34,932,950

		Greece: 0.8%
68,564	@	Aegek SA	98,211
95,217	@, L	Tsakos Energy Navigation Ltd.	4,257,152
			4,355,363

			PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Hong Kong: 3.0%
152,000	@	AAC Acoustic Technology Holdings, Inc.	$146,964
373,000	L	ASM Pacific Technology	1,875,317
2,220,000	L	CITIC Intl. Financial Holdings Ltd.	1,254,427
2,630,000		Cnpc Hong Kong Ltd.	1,510,552
1,408,000		Emperor International Holdings	295,145
104,000	L	GOME Electrical Appliances Holdings Ltd.	94,454
465,000		Jinhui Shipping & Transportation Ltd.	1,366,980
434,000	L	Midland Realty Holdings	213,319
249,000		Pacific Andes Holdings Ltd.	108,826
1,659,000	L	Pacific Basin Shipping Ltd.	853,999
262,000		Prime Success International Group	148,237
436,000		SIM Technology Group Ltd.	196,658
6,794,000		Solomon Systech International Ltd.	1,654,650
197,000		Television Broadcasts Ltd.	1,205,944
390,000		Tianjin Development Hldgs	220,775
8,040,000		Titan Petrochemicals Group Ltd.	548,841
122,194		Vtech Holdings Ltd.	683,733
371,500		Wing Hang Bank Ltd.	3,407,971
			15,786,792

		Ireland: 0.1%
44,400		C&C Group PLC	465,168
2,100	@	FBD Holdings PLC	98,463
			563,631

		Italy: 2.0%
18,370		Amplifon S.p.A.	167,635
29,455	@	ASM	118,667
82,586		Astaldi S.p.A.	502,829
14,939		Autostrada Torino-Milano S.p.A.	300,939
69,262		Azimut Holding S.p.A.	708,577
220,621		Banca Finnat Euramerica S.p.A.	287,409
10,725		Banco di Desio e della Brianza S.p.A.	88,992
44,618		Benetton Group S.p.A.	649,871
10,209		Biesse S.p.A.	168,083
41,500	@	Buongiorno S.p.A	210,043
194,213		Cremonini S.p.A.	540,824
85,394		Davide Campari-Milano S.p.A.	837,911
173,863		Esprinet S.p.A.	3,015,667
37,005	@	Gemina S.p.A.	118,145
42,453		Marzotto S.p.A.	202,773
57,656		Milano Assicurazioni S.p.A.	395,505
6,489		Pirelli & C Real Estate S.p.A.	363,598
35,248		Premafin Finanziaria S.p.A.	98,934
121,194	L	Recordati S.p.A.	892,235
41,115		Sogefi S.p.A.	275,136
1,851		Tod’s S.p.A.	144,248
17,404		Valentino Fashion Group S.p.A.	542,755
			10,630,776

		Japan: 31.0%
109,100	L	ABILIT Corp.	587,045
9,000		Aeon Fantasy Co., Ltd.	334,924
42,400		Aichi Corp.	454,659
26,000	L	Air Water, Inc.	241,367
357,600		AOC Holdings, Inc.	7,008,144
108,000	L	Asahi Soft Drinks Co., Ltd.	1,631,241
10,000		Asia Securities Printing Co., Ltd.	91,642

			PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Japan (continued)
253,000	@	Atsugi Co., Ltd.	$353,428
12,000		Awa Bank Ltd.	75,477
24		Axell Corp.	87,989
39,000		Bank of Nagoya Ltd.	264,952
4,400	@	Bank of the Ryukyus Ltd.	97,358
27,000		BMB Corp.	84,806
7,500		BML, Inc.	173,898
231,601	L	Bosch Corp.	1,150,556
99,000		Calsonic Kansei Corp.	606,335
24,200		Canon Finetech, Inc.	438,794
116,500	L	Capcom Co., Ltd.	1,386,093
92,800		Century Leasing System, Inc.	1,376,140
17,300	@	Chiba Kogyo Bank Ltd.	302,967
1,008,000	@, L	Chori Co., Ltd.	1,874,382
33,800		Chubu Steel Plate Co., Ltd.	385,109
25,000		CKD Corp.	359,970
2,300		Commercial Co.	54,163
137,000		COMSYS Holdings Corp.	1,585,460
11	@	Crayfish Co., Ltd.	88,262
1,143,000	L	Daiichi Chuo Kisen Kaisha	1,884,958
57,000		Daiichi Jitsugyo Co., Ltd.	278,902
26,700		Daikoku Denki Co., Ltd.	790,441
19,000		Daimei Telecom Engineering Corp.	225,824
7,900		Daiseki Co., Ltd.	166,029
44,000		Daito Bank Ltd.	73,199
163,000		Daiwa Industries Ltd.	1,486,761
6,500		Daiwabo Information System Co., Ltd.	93,376
12,600		Denyo Co., Ltd.	160,349
538,000	@, L	DIA Kensetsu Co., Ltd.	884,915
8,400		Diamond City Co., Ltd.	341,254
108,800	L	Diamond Lease Co., Ltd.	5,084,561
23,400		Disco Corp.	1,281,534
43,300		Eizo Nanao Corp.	1,197,346
170	L	en-japan, Inc.	860,850
12,000		Excel Co., Ltd.	238,248
23,300		Exedy Corp.	686,096
10,000		Ezaki Glico Co., Ltd.	107,161
294,000	@	Fuji Kosan Co., Ltd.	459,988
26,400		Fuji Machine Manufacturing Co., Ltd.	603,628
169,000		Fujikura Ltd.	2,110,459
56,000		Fujitsu Frontech Ltd.	429,096
195,000	@, L	Fujitsu General Ltd.	499,939
568,000		Furukawa Co., Ltd.	1,071,502
872	L	Geo Co., Ltd.	1,379,132
180,900		Glory Ltd.	3,091,455
2	@	GMO Payment Gateway, Inc.	5,708
11,870	L	Gulliver International Co., Ltd.	955,721
4,000		Hakudo Co., Ltd.	83,446
6,300		Happinet Corp.	134,109
119	L	Harmonic Drive Systems, Inc.	580,593
6,000		Hirano Tecseed Co., Ltd.	101,669
81,000		Hitachi Cable Ltd.	385,254
16,900		Hitachi Information Systems Ltd.	375,980
44,000		Hitachi Koki Co., Ltd.	667,743
164,000		Hodogaya Chemical Co., Ltd.	573,230
72,000	L	Hokuriku Electric Industry Co., Ltd.	246,325
66	L	Hoosiers Corp.	93,889
25,800		Hosiden Corp.	256,391

			PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Japan (continued)
3,400		HS Securities Co., Ltd.	$30,089
15,000		Hyakugo Bank Ltd.	97,976
73,400		IBJ Leasing Co., Ltd.	1,816,441
97,400	L	Ichiyoshi Securities Co., Ltd.	1,443,993
151,300	L	Iino Kaiun Kaisha Ltd.	1,157,236
46,000		Inabata & Co., Ltd.	352,617
4,000		Inoue Kinzoku Kogyo Co., Ltd.	69,722
100	L	IXI Co., Ltd.	308,575
41,200	L	Izumi Co., Ltd.	1,410,046
21,500		Japan Airport Terminal Co., Ltd.	219,229
78,000	L	Jeol Ltd.	506,899
791,000		JFE Shoji Holdings, Inc.	3,509,544
69,000		Jidosha Buhin Kogyo Co., Ltd.	230,075
38,000	L	Joshin Denki Co., Ltd.	236,703
237,000		Juki Corp.	1,327,322
16,000		Juroku Bank Ltd.	95,819
2,615	L	kabu.com Securities Co., Ltd.	4,041,221
25,000		Kanamoto Co., Ltd.	239,674
33,000		Kandenko Co., Ltd.	226,054
59,900		Kanto Auto Works Ltd.	745,859
132,500	@	Kanto Tsukuba Bank Ltd.	1,079,640
209,000	@, L	Kawai Musical Instruments Manufacturing Co., Ltd.	376,237
118,100		Keihin Corp.	2,584,437
20,000		Keiyo Bank Ltd.	113,189
1,703,000	L	Kenwood Corp.	2,972,634
3,700		Kintetsu World Express, Inc.	77,989
49,000		Kitz Corp.	352,937
36,000		Koito Manufacturing Co. Ltd.	507,440
28,000		Komatsu Electronic Metals Co., Ltd.	810,294
213,000	@, L	Kumagai Gumi Co., Ltd.	558,660
33,900		Kyoden Co., Ltd.	156,561
711,324	L	Kyoei Tanker Co., Ltd.	1,587,943
95,000	L	Kyowa Exeo Corp.	1,044,012
44,000		Maeda Road Construction Co., Ltd.	320,916
36,100		Mars Engineering Corp.	994,945
7,600		Meiwa Estate Co., Ltd.	111,684
13,000		Mie Bank Ltd.	68,557
468,000	@, L	Mitsubishi Paper Mills Ltd.	927,247
70,000		Mitsui Home Co., Ltd.	508,878
46,000		Mitsui-Soko Co., Ltd.	224,159
17,000		Mizuno Corp.	105,115
99	@, L	Momiji Holdings, Inc.	248,721
206,400	L	Mori Seiki Co., Ltd.	4,269,946
11,700		Moshi Moshi Hotline, Inc.	421,833
66,000		Nabtesco Corp.	757,336
4,000	@	Nadex Co., Ltd.	43,603
8,000		Nagase & Co., Ltd.	97,427
328,000	L	Nakayama Steel Works Ltd.	1,228,420
11,400		NEC Leasing Ltd.	231,224
9,000		Nichi-iko Pharmaceutical Co., Ltd.	138,766
247,000		Nichimo Corp.	246,062
8,500		Nihon Kohden Corp.	142,239
15,000		Nihon Parkerizing Co., Ltd.	220,800
11,000		Nippei Toyama Corp.	96,389
27,000		Nippo Corp.	223,007
14,000		Nippon Konpo Unyu Soko Co., Ltd.	187,377
506,000	L	Nippon Metal Industry Co., Ltd.	1,121,984
8,000		Nippon Signal Co., Ltd.	70,621

			PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Japan (continued)
63,000		Nippon Thompson Co., Ltd.	$697,187
829,500	L	Nippon Yakin Kogyo Co., Ltd.	3,333,111
21,000		Nippon Yusoki Co., Ltd.	116,808
3,800		Nishio Rent All Co., Ltd.	62,330
1,044,000		Nissan Diesel Motor Co., Ltd.	4,326,964
74,000		Nissan Shatai Co., Ltd.	425,561
7,000		Nissha Printing Co., Ltd.	262,385
26,000	L	Nisshin Oillio Group Ltd.	169,641
201,100		Nissin Kogyo Co., Ltd	3,848,414
11,900		Nitta Corp.	219,036
41,000		Nittetsu Mining Co., Ltd.	293,828
156		Okinawa Cellular Telephone Co.	425,123
4,300		Optex Co., Ltd.	115,233
12,800		Osaka Steel Co., Ltd.	224,614
68,000		Pacific Industrial Co., Ltd.	417,317
374,000	L	Pacific Metals Co., Ltd.	2,723,490
22,000		PanaHome Corp.	162,027
30,100		Parco Co., Ltd.	325,564
266,000		Press Kogyo Co., Ltd.	1,245,144
26,000	L	Q’Sai Co., Ltd.	354,351
44,800		Ricoh Leasing Co., Ltd.	1,250,391
2,500		Right On Co., Ltd	70,789
13,000		Rohto Pharmaceutical Co., Ltd.	122,615
15,000		San-Ai Oil Co., Ltd.	65,931
94,000		Sankyo-Tateyama Holdings, Inc.	189,331
79,200		Santen Pharmaceutical Co., Ltd.	1,909,608
63,400	L	Sanyo Electric Credit Co., Ltd.	1,200,140
7,500		Satori Electric Co., Ltd.	106,291
285		Secured Capital Japan Co., Ltd.	809,416
4,100		Seijo Corp.	96,696
24,700		Shinki Co., Ltd.	162,314
203,000		Shinko Plantech Co., Ltd.	1,441,900
20,000		Shinmaywa Industries Ltd.	99,123
496,000		Shinwa Kaiun Kaisha Ltd.	1,189,145
80,000		Shizuoka Gas Co., Ltd.	611,118
26,200		Showa Corp.	440,674
46,000		Sodick Co., Ltd.	468,049
229	L	Starbucks Coffee Japan Ltd.	92,799
13,400		STB Leasing Co., Ltd.	191,539
399,000		Sumikin Bussan Corp.	1,392,740
140,100		Sumisho Lease Co., Ltd.	7,322,163
1,700		Sumitomo Real Estate Sales Co., Ltd.	136,981
37,000	L	Sumitomo Warehouse Co., Ltd.	247,274
361		Suncity Co., Ltd.	255,933
33,200	L	Tachi-S Co., Ltd	283,952
109,000		Taihei Kogyo Co., Ltd.	259,926
75,000		Takagi Securities Co., Ltd	311,077
154		Take And Give Needs Co., Ltd.	157,107
48,000		Takisawa Machine Tool Co., Ltd.	127,862
45,000	L	Tamron Co., Ltd.	794,646
16,000		Tamura Taiko Holdings, Inc.	66,386
87,000		TBK Co., Ltd	378,423
36,000		TCM Corp.	113,611
122		Tempstaff Co., Ltd.	170,265
96,000	@	Toa Corp.	120,761
130,000		Toagosei Co., Ltd.	504,529
14,300		Tocalo Co., Ltd.	390,513
21,000	@	Tokai Tokyo Securities Co., Ltd.	110,147

			PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Japan (continued)
6,100		Token Corp.	$429,508
64,000		Tokyo Leasing Co., Ltd.	797,400
65,000		Tokyo Tekko Co., Ltd.	544,871
2,700		Tokyu Community Corp.	73,214
4,500	L	Tokyu Livable, Inc.	298,889
3,000		Tomen Electronics Corp.	59,436
47,000		Tomoe Corp.	158,639
405,000	L	Tonichi Carlife Group, Inc.	959,773
111,000		Toshiba Ceramics Co., Ltd.	444,409
462,500	@, L	Towa Real Estate Development Co., Ltd.	2,111,016
112,000		Toyo Securities Co., Ltd.	564,854
90,000		Toyo Suisan Kaisha Ltd.	1,453,475
80,000		Toyo Tire & Rubber Co., Ltd.	308,498
28,400	@, L	Trans Cosmos, Inc.	593,576
18,000		Trusco Nakayama Corp.	362,661
25,000		Tsugami Corp.	161,759
173		TV Asahi Corp.	390,809
76,500	@, L	UFJ Central Leasing Co., Ltd.	3,842,978
26,800		United Arrows Ltd.	470,479
8,600		Valor Co., Ltd.	152,357
57		Wowow, Inc.	101,962
11,000		Yamanashi Chuo Bank Ltd.	79,633
273,400		Yamato Kogyo Co., Ltd.	5,947,179
242,000		Yamazen Corp.	1,292,858
20,000		Yokogawa Bridge Corp.	116,676
25,500		Yonekyu Corp.	266,972
1,184,000	@, L	Yuasa Trading Co., Ltd.	2,140,710
39,000		Yusen Air & Sea Service Co., Ltd.	877,483
			162,748,912

		Liechtenstein: 0.1%
2,110		Verwalt & Privat-Bank AG	476,183
			476,183

		Luxembourg: 0.0%
1,178		Orco Property Group	129,412
			129,412

		Malaysia: 0.4%
518,900		Digi.Com Bhd	1,730,849
698,600		Lion Industries Corp. Bhd	162,387
587,300		UEM Builders Bhd	197,835
			2,091,071

		Netherlands: 3.8%
65,190		Aalberts Industries NV	4,710,581
6,864		Arcadis NV	318,877
13,848		Beter BED Holdings NV	301,530
46,436		Binck NV	876,499
18,426		Boskalis Westminster	1,171,385
21,043		CSM	611,711
15,509		Endemol NV	258,971
1,400		Exact Holding NV	40,769
1,969		Hunter Douglas NV	136,575
6,667		Imtech NV	329,634
87,991		Koninklijke BAM Groep NV	1,790,341
11,482		Macintosh Retail Group NV	401,198
38,984	@, L	Nutreco Holding NV	2,424,117

			PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Netherlands (continued)
33,400		OCE NV	$539,610
1,137		OPG Groep NV	105,854
12,142	@	Stork NV	580,081
61,995		United Services Group NV	4,349,596
23,720		Univar NV	1,136,510
			20,083,839

		Norway: 1.7%
216,500		Acta Holding ASA	789,803
98,500		Cermaq ASA	1,372,756
19,100		Leroy Seafood Group ASA	389,327
1,575,000	@	PAN Fish ASA	1,741,128
130,600		Tandberg ASA	1,220,546
60,640	@	TGS Nopec Geophysical Co. ASA	1,081,190
336,200		Tomra Systems ASA	2,327,401
			8,922,151

		Portugal: 0.0%
10,300	@	Impresa SGPS	56,858
			56,858

		Singapore: 1.2%
516,000	L	Hi-P International Ltd.	270,901
125,400		Jurong Technologies Industrial Corp., Ltd.	89,687
407,000		Labroy Marine Ltd.	381,819
196,000	@	MFS Technology Ltd.	130,235
180,000		MMI Holding Ltd.	80,952
47,000		Neptune Orient Lines Ltd.	53,795
257,000	L	Singapore Petroleum Co., Ltd.	813,177
2,172,000	@, L	STATS ChipPAC Ltd.	1,238,466
7,193,000	@, L	United Test and Assembly Center Ltd.	3,141,462
			6,200,494

		South Korea: 1.7%
615,730	@, L	Curitel Communications, Inc.	625,491
27,450		Dongbu Insurance Co., Ltd.	568,644
143,450	L	Dongyang Mechatronics Corp.	599,183
18,900		Halla Engineering & Construction Corp.	389,925
17,450		Hanshin Construction Ltd.	310,802
26,960		Korean Petrochemical Industrial Co.	716,901
10,256		Kyeryong Construction Industrial Co., Ltd.	345,396
14,540		LS Cable Ltd.	513,211
89,020		Meritz Fire & Marine Insurance Co., Ltd.	468,430
44,384		People & Telecommunication	433,149
219,842		S&T Dynamics Co., Ltd.	1,316,717
28,830		SeAH Steel Corp.	802,452
39,460		SFA Engineering Corp.	1,308,791
15,260	@	SKC Co., Ltd.	331,967
			8,731,059

		Spain: 0.7%
24,091		Amper SA	248,983
557,046	@	Avanzit SA	1,603,040
42,330	@, L	La Seda de Barcelona SA	87,643
7,107	@	Mecalux SA	227,283
14,284		Obrascon Huarte Lain SA	268,363
43,035		Telepizza	174,956
192,354		Uralita SA	1,010,613
			3,620,881

			PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Sweden: 1.8%
16,000		Avanza AB	$263,825
152,300		D Carnegie AB	2,845,302
13,400		Intrum Justitia AB	120,856
230,000		JM AB	3,385,403
131,800	@	Lindex AB	1,776,113
13,000	@	Micronic Laser Systems AB	130,582
16,300		Nobia AB	546,859
20,000		Trelleborg AB	362,657
			9,431,597

		Switzerland: 3.0%
35,056	@, L	Actelion NV	4,421,652
1,339		AFG Arbonia-Forster Holding	445,638
21,762		Baloise Holding Ltd.	1,734,376
1,295	@	Barry Callebaut AG	573,771
4,540		Bucher Industries AG	384,178
9,597	@	Charles Voegele Holding AG	670,971
202,074	L	Converium Holding AG	2,282,636
2,030		Geberit AG	2,271,219
2,696	@	Georg Fischer AG	1,218,135
823		Helvetia Patria Holding	234,023
80		Hiestand Holding AG	85,100
19,229		Kudelski SA	420,516
5,876		Panalpina Welttransport Holding AG	549,261
995		Rieter Holding AG	376,921
			15,668,397

		Taiwan: 1.0%
17,000		AV Tech Co.	81,983
441,000	@	Chunghwa Picture Tubes Ltd.	94,358
552,000	@	Compeq Manufacturing Co.	231,669
223,022		Coretronic Corp.	277,111
185,000		Everlight Electronics Co., Ltd.	473,677
1,697,440		Micro-Star International Co., Ltd.	929,579
935,227		Nanya Technology Corp.	621,780
68,851		Phison Electronics Corp.	244,078
82,000		POU Chen Corp.	66,086
303,450		Quanta Storage, Inc.	459,359
365,000		Sanyang Industrial Co., Ltd.	200,586
56,000		Syntech Information Co., Ltd.	95,350
29,000		Tung Ho Steel Enterprise Corp.	21,422
656,000		U-Ming Marine Transport Corp.	639,493
374,000		Unimicron Technology Corp.	456,198
410,052		Vanguard International Semiconductor Corp.	248,074
327,000	@	Walsin Lihwa Corp.	130,197
171,229		Wistron Corp.	179,196
			5,450,196

		Turkey: 1.5%
55,760	@	Aksa Akrilik Kimya Sanayii	353,828
181,497	@	Ayen Enerji	309,471
213,824		Bolu Cimento Sanayii	363,960
276,305		Bossa Ticaret Sanayi Isletme	169,604
310,212		Doktas Dokumculuk Ticaret	792,466
28,916	@	Goodyear Lastikleri TAS	350,137
746,616	@	Ihlas Holding	317,662

			PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Turkey (continued)
75,798		Mardin Cimento Sanayii	$385,563
264,065	@	Park Elektrik Madencilik Sanayi Ve Ticaret AS	1,232,973
343,738		Petrol Ofisi	1,305,890
172,470	@	TAT Konserve	232,367
180,073		Turcas Petrolculuk AS	548,871
61,364		Turk Ekonomi Bankasi AS	562,784
60,145	@	Turk Hava Yollari	207,786
100,470	@	Turk Sise Ve Cam Fabrikalari	312,429
18,630		Turk Traktor ve Ziraat Makineleri AS	155,018
126,602	@	Vestel Elektronik Sanayi	318,692
			7,919,501

		United Kingdom: 14.5%
121,316		Admiral Group PLC	1,506,389
170,706		Aegis Group PLC	386,242
207,118		Aggreko PLC	1,087,515
423,388		Amlin PLC	1,971,739
676,993		Ashtead Group PLC	1,760,316
56,340	@	Autonomy Corp. PLC	450,589
58,552		AWG PLC	1,414,488
28,537		Babcock International Group	181,896
13,103		Bellway PLC	287,621
133,677		Bodycote International	566,923
165,188		Brit Insurance Holdings PLC	805,283
86,491		Britvic PLC	335,413
211,960		Burren Energy PLC	3,524,778
22,732		Carillion PLC	133,507
300,967	@	Charter PLC	4,394,602
67,655		Cookson Group PLC	682,282
560,075		Countrywide PLC	4,418,959
21,962		Cranswick PLC	301,535
82,555	@	CSR PLC	1,752,345
41,100		Dairy Crest Group PLC	411,257
331,118	@	Dana Petroleum PLC	7,145,787
26,163		De La Rue PLC	263,561
88,334		De Vere Group PLC	1,432,747
89,235	@	easyJet PLC	744,053
278,107		First Choice Holidays PLC	1,192,173
150,863		Greene King PLC	2,340,109
18,971	@	Gyrus Group PLC	119,267
40,727		Hiscox PLC	166,018
5,026		Homeserve PLC	153,376
51,706		IG Group Holdings PLC	205,520
239,442		Inchcape PLC	2,123,489
40,098		Intermediate Capital Group PLC	983,532
43,900		Intertek Group PLC	537,333
12,582		Keller Group PLC	148,071
176,367		Mcbride PLC	546,895
1,294,212		Michael Page International PLC	7,977,651
48,456		National Express Group PLC	742,695
56,010	@	NETeller PLC	397,808
98,920		Northern Foods PLC	154,851
28,216		Northgate PLC	519,624
122,823		Paragon Group of Companies LLC	1,417,157
686,950		Pendragon PLC	7,320,054
764,403	@	Pipex Communications PLC	128,512
10,882	@	Premier Oil PLC	200,242
111,478	@	Regus Group PLC	202,188
22,330		Rotork PLC	275,938
23,683		Savills PLC	233,808

			PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		United Kingdom (continued)
221,716		SIG PLC	$3,846,583
6,689		Speedy Hire PLC	112,987
542,633		Sportingbet PLC	2,491,593
45,317		St James’s Place Capital PLC	277,620
98,044		Stagecoach Group PLC	206,039
48,586		Stanley Leisure PLC	552,414
19,788		Sthree PLC	112,835
57,039		TT electronics PLC	191,906
26,075		Ultra Electronics Holdings	492,154
14,728	@	Venture Production PLC	212,859
9,154		Viridian Group PLC	176,170
164,386		VT Group PLC	1,538,691
31,059		Wetherspoon (J.D.) PLC	258,760
9,919		Wilson Bowden PLC	292,523
69,307	@	Wolfson Microelectronics PLC	586,028
1,152,729		Woolworths Group PLC	684,740
			76,080,040

		Venezuela: 0.1%
18,900	@	Cia Anonima Nacional Telefonos de Venezuela ADR	376,110
			376,110

		Total Common Stock
		(Cost $479,408,384)	509,945,799

PREFERRED STOCK: 1.5%

		Germany: 1.1%
29,532		Hugo Boss AG	1,221,349
185,092	L	ProSieben SAT.1 Media AG	4,714,064
			5,935,413

		Italy: 0.4%
85,868	@	Instituto Finanziario Industriale S.p.A.	1,970,317
			1,970,317

		Total Preferred Stock
		(Cost $7,417,772)	7,905,730

RIGHTS: 0.0%

		Spain: 0.0%
42,330	L	La Seda de Barcelona SA	5,948
7,107		Mecalux SA	23,150
			29,098

		Turkey: 0.0%
746,616		Ihlas Holding	4,985
			4,985

		Total Rights
		(Cost $17,735)	34,083
WARRANTS: 0.0%

		Canada: 0.0%
648		Horizon North Logistics, Inc.	434
			434

		PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund		as of July 31, 2006 (Unaudited)(continued)
Shares				Value

		Total Warrants
		(Cost $407)		$434

		Total Long-Term Investments:
		(Cost $486,844,298)		517,886,046

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 19.7%

		U.S. Government Agency Obligation: 0.8%
$4,305,000		Federal Home Loan Bank, 4.750%, due 08/01/06		$4,304,432

		Total U.S. Government Agency Obligations
		(Cost $4,304,432)		4,304,432

		Securities Lending CollateralCC: 18.9%
98,939,416		The Bank of New York Institutional Cash Reserves Fund		98,939,416

		Total Securities Lending Collateral
		(Cost $98,939,416)		98,939,416

		Total Short-Term Investments:
		(Cost $102,243,848)		103,243,848

		Total Investments in Securities
		(Cost $589,088,146)*	118.4%	$621,129,890
		Other Assets and Liabilities - Net	(18.4)	(96,470,249)
		Net Assets	100.0%	$524,659,641

		Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at July 31, 2006.
	*	Cost for federal income tax purposes is $589,614,235.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$67,686,183
		Gross Unrealized Depreciation	(36,170,528)
		Net Unrealized Appreciation	$31,515,655

Percentage of
Industry	Net Assets
Advertising	0.1%
Aerospace/Defense	0.9
Agriculture	0.0
Airlines	0.2
Apparel	0.6
Auto Manufacturers	1.1
Auto Parts & Equipment	3.1
Banks	2.8
Beverages	1.1
Biotechnology	0.1
Building Materials	2.5

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of July 31, 2006 (Unaudited)(continued)

Percentage of
Industry	Net Assets
Chemicals	1.3
Coal	0.0
Commercial Services	4.2
Computers	1.3
Cosmetics/Personal Care	0.2
Distribution/Wholesale	3.2
Diversified Financial Services	8.6
Electric	0.3
Electrical Components & Equipment	1.7
Electronics	2.0
Energy - Alternate Sources	1.1
Engineering & Construction	3.6
Entertainment	0.7
Environmental Control	0.5
Federal Home Loan Bank	0.8
Food	2.6
Forest Products & Paper	0.2
Gas	0.1
Hand/Machine Tools	1.4
Healthcare - Products	0.1
Healthcare - Services	0.1
Holding Companies - Diversified	0.7
Home Builders	0.6
Home Furnishings	1.4
Household Products/Wares	0.2
Housewares	0.1
Insurance	2.7
Internet	1.4
Investment Companies	0.1
Iron/Steel	6.5
Leisure Time	0.7
Lodging	0.3
Machinery - Construction & Mining	0.1
Machinery - Diversified	2.3
Media	1.3
Metal Fabricate/Hardware	1.4
Mining	3.4
Miscellaneous Manufacturing	3.2
Office/Business Equipment	1.3
Oil & Gas	4.8
Oil & Gas Services	0.6
Pharmaceuticals	1.6
Real Estate	3.5
Retail	4.2
Semiconductors	2.5
Shipbuilding	0.3
Software	1.1
Storage/Warehousing	0.1
Telecommunications	1.8
Textiles	0.1
Transportation	4.4
Trucking & Leasing	0.0
Water	0.3
Securities Lending Collateral	18.9
Other Assets and Liabilities - Net	(18.4)
Total Net Assets	100.0%

			PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund			as of July 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 96.3%

		Australia: 3.0%
203,356		Alumina Ltd.	$991,756
36,300		Newcrest Mining Ltd.	533,588
			1,525,344

		Belgium: 2.8%
42,950		Belgacom SA	1,449,988
			1,449,988

		Canada: 10.1%
76,044	@	Barrick Gold Corp.	2,342,155
94,100	@	Ivanhoe Mines Ltd.	553,308
19,900	@	Magna International, Inc.	1,462,451
10,080	@	Suncor Energy, Inc.	816,984
			5,174,898

		Cayman Islands: 1.2%
42,700	@	Apex Silver Mines Ltd.	623,847
			623,847

		Finland: 3.0%
104,200		Stora Enso OYJ	1,540,462
			1,540,462

		France: 4.9%
760		Areva	438,715
180	@	Arkema	6,976
25,130		Thales SA	1,000,113
15,400		Total SA	1,048,816
			2,494,620

		Germany: 3.0%
123,280	@	Premiere AG	1,519,723
			1,519,723

		Italy: 9.7%
170,100		Enel S.p.A.	1,502,835
51,280		ENI-Ente Nazionale Idrocarburi S.p.A.	1,573,233
793,640		Telecom Italia S.p.A.	1,915,921
			4,991,989

		Japan: 23.9%
24		Central Japan Railway Co.	265,620
92,000		Dai Nippon Printing Co., Ltd.	1,448,863
34,490		Daiichi Sankyo Co., Ltd.	948,625
41,600		Fuji Photo Film Co., Ltd.	1,397,186
63,000		Kirin Brewery Co., Ltd.	935,565
5,700		Kyocera Corp.	465,726
30,600	@	NEC Electronics Corp.	934,100
1,400		Nintendo Co., Ltd.	261,473
40,430	@	Nippon Telegraph & Telephone Corp. ADR	1,051,180
9,400		Promise Co., Ltd.	421,285

			PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Japan (continued)
70,000		Sekisui House Ltd.	$993,434
53,000		Shiseido Co., Ltd.	1,057,466
34,220		Takefuji Corp.	1,677,825
29,000		Wacoal Corp.	378,278
			12,236,626

		Netherlands: 4.1%
12,186		Aegon NV	206,519
21,632	@	Royal Dutch Shell PLC ADR	1,597,740
7,750		TPG NV	277,243
			2,081,502

		Papua New Guinea: 0.9%
225,500	@	Lihir Gold Ltd.	483,794
			483,794

		South Africa: 3.5%
27,220	@	Anglogold Ashanti Ltd. ADR	1,322,620
2,400		Impala Platinum Holdings Ltd.	442,207
			1,764,827

		South Korea: 8.6%
50,430	@	Korea Electric Power Corp. ADR	965,230
92,110	@	KT Corp. ADR	1,986,813
35,900		Samsung SDI Co., Ltd.	1,461,803
			4,413,846

		Switzerland: 0.8%
9,570		Xstrata PLC	411,354
			411,354

		Taiwan: 4.0%
108,960	@	Chunghwa Telecom Co., Ltd. ADR	2,023,387
			2,023,387

		United Kingdom: 12.8%
24,300		Anglo American PLC	1,020,448
2,200	@	Anglo American PLC ADR	46,332
120,510		J Sainsbury PLC	793,197
18,140		Lonmin PLC	992,409
250,830		Misys PLC	1,143,750
54,000		Tomkins PLC	285,144
82,500		United Utilities PLC	1,017,544
586,513	@	Vodafone Group PLC	1,273,643
			6,572,467

		Total Common Stock
		(Cost $47,977,693)	49,308,674

Principal
Amount			Value

SHORT-TERM INVESTMENT: 1.7%

		U.S. Government Agency Obligations: 1.7%
$893,000		Federal Home Loan Bank, 4.750%, due 08/01/06	$892,882

		PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund		as of July 31, 2006 (Unaudited)(continued)
Principal Amount				Value

		Total Short-Term Investment:
		(Cost $892,882)		$892,882

		Total Investments in Securities
		(Cost $48,870,475)*	98.0%	$50,201,556
		Other Assets and Liabilities - Net	2.0	1,024,272
		Net Assets	100.0%	$51,225,828

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $48,882,026.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$3,176,419
		Gross Unrealized Depreciation	(1,856,889)
		Net Unrealized Appreciation	$1,319,530

Percentage of
Industry	Net Assets
Aerospace/Defense	2.0%
Apparel	0.7
Auto Parts & Equipment	2.9
Beverages	1.8
Chemicals	0.0
Commercial Services	2.8
Cosmetics/Personal Care	2.1
Diversified Financial Services	4.1
Electric	4.8
Electronics	3.8
Energy - Alternate Sources	0.9
Federal Home Loan Bank	1.7
Food	1.5
Forest Products & Paper	3.0
Holding Companies - Diversified	0.6
Home Builders	1.9
Insurance	0.4
Media	3.0
Mining	19.1
Miscellaneous Manufacturing	2.7
Oil & Gas	9.8
Pharmaceuticals	1.9
Semiconductors	1.8
Software	2.2
Telecommunications	18.9
Toys/Games/Hobbies	0.5
Transportation	1.1
Water	2.0
Other Assets and Liabilities - Net	2.0
Total Net Assets	100.0%

			PORTFOLIO OF INVESTMENTS
ING Precious Metals Fund			as of July 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 96.5%

		Australia: 7.6%
92,241		Aquarius Platinum Ltd.	$1,543,760
31,100	@	BHP Billiton Ltd. ADR	1,312,420
95,000		Kingsgate Consolidated Ltd.	327,359
80,171		Newcrest Mining Ltd.	1,178,466
11,455,860	@	Pan Australian Resources Ltd.	2,683,323
719,659	@	Sino Gold Ltd.	2,707,902
			9,753,230

		Brazil: 1.0%
53,400	@	Cia Vale do Rio Doce ADR	1,238,880
			1,238,880

		Canada: 57.9%
142,300	@	Agnico-Eagle Mines Ltd.	5,092,917
154,100	@	Alamos Gold, Inc.	1,266,352
243,900	@	Banro Corp.	2,392,659
93,600	@	Barrick Gold Corp.	2,882,880
918,046	@	Bema Gold Corp.	5,232,722
34,800		Cameco Corp.	1,386,526
1,098,250	@	Eldorado Gold Corp.	5,182,164
650,000	@	European Goldfields Ltd.	1,924,096
35,200	@, #	First Quantum Minerals Ltd.	1,604,015
100,000	@	Frontera Copper Corp.	406,468
205,200	@	Gammon Lake Resources, Inc.	2,850,353
171,700	@	Glamis Gold Ltd.	6,320,277
117,500	@	GoldCorp, Inc.	3,439,225
48,225		GoldCorp, Inc.	1,410,486
610,500	@	High River Gold Mines Ltd.	1,267,717
67,900		Iamgold Corp.	631,781
269,055	@	Iamgold Corp.	2,512,969
470,200	@	Kinross Gold Corp.	5,440,214
84,800	@	Major Drilling Group International	1,682,962
91,400	@	Minefinders Corp.	747,062
154,500	@	North Atlantic Resources Ltd.	395,909
152,800	@	PAN American Silver Corp.	2,897,088
1,487,400	@	RIO Narcea Gold Mines Ltd.	2,799,472
273,000	@	SEMAFO, Inc.	499,346
1,098,400	@	Shore Gold, Inc.	4,697,584
162,312	@	Silver Wheaton Corp.	1,580,523
109,000	@	Silvercorp Metals, Inc.	1,442,803
110,779	@	Viceroy Exploration Ltd.	880,006
537,852		Yamana Gold, Inc.	5,460,740
			74,327,316

		Netherlands: 0.8%
30,300	@	Mittal Steel Co. NV	1,036,563
			1,036,563

		Papua New Guinea: 3.9%
2,339,100	@	Lihir Gold Ltd.	5,018,367
			5,018,367

			PORTFOLIO OF INVESTMENTS
ING Precious Metals Fund			as of July 31, 2006 (Unaudited)(continued)
Shares				Value

		Peru: 1.1%
49,200	@	Cia de Minas Buenaventura SA ADR		$1,432,212
				1,432,212

		South Africa: 3.9%
24,200	@	Anglogold Ashanti Ltd. ADR		1,175,878
60,000		Gold Fields Ltd.		1,241,500
122,600	@	Gold Fields Ltd. ADR		2,556,210
				4,973,588

		United Kingdom: 5.0%
260,300	@	Randgold Resources Ltd. ADR		5,786,469
2,900	@	Rio Tinto PLC ADR		605,781
				6,392,250

		United States: 15.3%
35,400	@	Alcoa, Inc.		1,060,230
36,500	@	Arch Coal, Inc.		1,384,810
32,800	@	Cleveland-Cliffs, Inc.		1,185,720
239,900	@	Coeur d’Alene Mines Corp.		1,146,722
21,200	@	ENSCO International, Inc.		979,864
67,100	@	Freeport-McMoRan Copper & Gold, Inc.		3,660,977
239,000	@	Hecla Mining Co.		1,257,140
200,000	@	International Minerals Corp.		880,092
87,200	@	KFX, Inc.		1,353,344
213,700	@	Metallica Resources, Inc.		662,797
22,200	@	Phelps Dodge Corp.		1,938,948
27,700	@	Rowan Cos., Inc.		938,199
14,200	@	Schlumberger Ltd.		949,270
20,200	@	United States Steel Corp.		1,274,014
20,200	@	Weatherford International Ltd.		946,168
				19,618,295
		Total Common Stock
		(Cost $94,889,937)		123,790,701

Principal Amount				Value

SHORT-TERM INVESTMENT: 6.3%

		Repurchase Agreement: 6.3%
$8,121,000

Goldman Sachs Repurchase Agreement dated 07/31/06, 5.260%, due 08/01/06, $8,122,187 to be received upon repurchase (Collateralized by $8,345,000 Federal Home Loan Bank, 4.750%, market value plus accrued interest $8,285,927, due 09/27/10)

				$8,121,000

		Total Short-Term Investment:
		(Cost $8,121,000)		$8,121,000

		Total Investments in Securities
		(Cost $103,010,937)*	102.8%	$131,911,701
		Other Assets and Liabilities - Net	(2.8)	(3,539,059)
		Net Assets	100.0%	$128,372,642

		PORTFOLIO OF INVESTMENTS
ING Precious Metals Fund		as of July 31, 2006 (Unaudited)(continued)

@	Non-income producing security
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $103,594,083.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$30,897,270
	Gross Unrealized Depreciation	(2,579,652)
	Net Unrealized Appreciation	$28,317,618

Percentage of
Industry	Net Assets
Coal	1.1%
Diamonds/Precious Stones	3.7
Diversified Minerals	4.7
Energy - Alternate Sources	1.1
Gold Mining	59.3
Metal - Aluminum	0.8
Metal - Copper	1.8
Metal - Diversified	5.5
Metal - Iron	0.9
Mining Services	1.3
Non-Ferrous Metals	1.1
Oil - Field Services	1.5
Oil & Gas Drilling	1.5
Platinum	1.2
Precious Metals	4.6
Repurchase Agreement	6.3
Silver Mining	4.6
Steel - Producers	1.8
Other Assets and Liabilities - Net	(2.8)
Total Nets Assets	100.0%

			PORTFOLIO OF INVESTMENTS
ING Russia Fund			as of July 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 94.1%

		Banks: 13.2%
73,000	@, L	OTP Bank Rt GDR	$4,365,400
4,965,000		Promstroibank St Petersburg	4,816,050
90,000	L	Raiffeisen International Bank Holding AG	7,730,315
40,000		Sberbank RF	71,618,163
			88,529,928

		Beverages: 1.0%
138,000		Efes Breweries International NV GDR	4,813,440
56,800	@, #	Efes Breweries International NV GDR - Series 144A	1,981,184
			6,794,624

		Cosmetics/Personal Care: 1.0%
189,500		Kalina	6,537,750
			6,537,750

		Electric: 5.4%
44,000,000		Unified Energy System	32,208,000
54,700,000		Wholesale Generations Co-5 OJSC	4,075,150
			36,283,150

		Internet: 1.0%
849,763	@	RBC Information Systems	6,866,085
			6,866,085

		Investment Companies: 2.3%
142,452	@	Novy Neft Ltd.	9,091,999
3,500,000	@	RenShares Utilities Ltd.	6,125,000
			15,216,999

		Iron/Steel: 3.8%
425,500		Cherepovets MK Severstal	5,361,300
410,000	@, L	Mechel Steel Group OAO ADR	9,143,000
3,495,000		Novolipetsk Ferrous Metal FA	7,444,350
150,000	@	Novolipetsk Steel GDR	3,289,500
			25,238,150

		Metal Fabricate/Hardware: 1.2%
36,500		Verkhnaya Salda Metallurgical Production Association	7,847,500
			7,847,500

		Mining: 7.8%
240,000	@	MMC Norilsk Nickel ADR	32,760,000
430,000	@, L	Polyus Gold Co. ADR	19,522,000
			52,282,000

			PORTFOLIO OF INVESTMENTS
ING Russia Fund			as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Oil & Gas: 42.7%
1,250,000		LUKOIL ADR	$108,375,000
485,000	@	NovaTek OAO GDR	22,698,000
7,400,000		OAO Gazprom	76,590,000
41,364	@	OAO Gazprom ADR	1,727,154
3,200,000		OJSC TNK -BP HOLDING	8,960,000
105,000	@	Surgutneftegaz-SP ADR	10,972,500
485,000	@, L	Surgutneftegaz-SP ADR PREF	35,696,000
200,000	@, L	Tatneft ADR	20,574,000
			285,592,654

		Pharmaceuticals: 1.1%
35,000	@	Gedeon Richter Rt GDR	7,262,500
			7,262,500

		Pipelines: 2.2%
9,000		Transneft	14,402,898
			14,402,898

		Telecommunications: 11.4%
600,000	@	AFK Sistema GDR	13,230,000
525,000	@	Mobile Telesystems ADR	16,768,500
139,000	@	Moscow City Telephone	2,515,900
1,337,000		Rostelecom	6,537,930
111,500,000		Sibirtelecom	8,808,500
111,500,000		Uralsvyazinform	4,281,600
290,000	@	Vimpel-Communications ADR	13,978,000
2,500,000		VolgaTelecom	9,750,000
			75,870,430

		Total Common Stock
		(Cost $408,434,444)	628,724,668

PREFERRED STOCK: 0.6%

		Machinery - Diversified: 0.6%
45,100,000		Silovye Mashiny	4,104,100

		Total Preferred Stock
		(Cost $3,164,703)	4,104,100

WARRANTS: 1.1%

		Investment Companies: 1.1%
440	#	Baskets - Russian Small Cap Stocks	7,536,760

		Total Warrants
		(Cost $5,258,000)	7,536,760

		Total Long-Term Investments:
		(Cost $416,857,147)	640,365,528

			PORTFOLIO OF INVESTMENTS
ING Russia Fund			as of July 31, 2006 (Unaudited)(continued)
Principal Amount				Value

SHORT-TERM INVESTMENTS: 8.8%

		Securities Lending CollateralCC: 8.8%
$58,574,753		The Bank of New York Institutional Cash Reserves Fund		$58,574,753

		Total Short-term Investments:
		(Cost $58,574,753)		$58,574,753

		Total Investments in Securities
		(Cost $475,431,900)*	104.6%	$698,940,281
		Other Assets and Liabilities - Net	(4.6)	(30,489,852)
		Net Assets	100.0%	$668,450,429

		Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2006.
	*	Cost for federal income tax purposes is $476,315,547.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$229,014,263
		Gross Unrealized Depreciation	(6,389,529)
		Net Unrealized Appreciation	$222,624,734

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mutual Funds

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	September 29, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 29, 2006